UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Address of principal executive offices)                                          (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:     1-800-762-7085

Date of fiscal year end:      8/31

Date of reporting period:      2/29/2024

Item 1. Reports to Stockholders.

Midyear Report

February 29, 2024

U.S. Treasury Fund

Government Securities Money Market Fund

Limited Duration Fund

Moderate Duration Fund

Bond Fund

Strategic Enhanced Yield Fund

Ultra Short Tax-Free Income Fund

World Energy Fund

Hedged Income Fund

On January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.cavanalhillfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling (800) 762-7085.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund you can call (800) 762-7085 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Table of Contents

Statements of Assets and Liabilities

2

Statements of Operations

5

Statements of Changes in Net Assets

8

Schedules of Portfolio Investments

13

Notes to the Financial Statements

36

Financial Highlights

46

Additional Fund Information

64

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each non-Money Market Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-PORT. The Money Market Funds file completed Schedules of Portfolio Holdings with the Securities and Exchange Commission on Form N-NMFP. Schedules of Portfolio Holdings for the funds are available without charge on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

Cavanal Hill Distributors, Inc., member FINRA, serves as the distributor for the Cavanal Hill Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the Distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

This document may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995, Section 27A of the Securities Act and Section 21E of the Securities Exchange Act. Forward-looking statements give our current expectations of forecasts of future events. They include statements regarding our anticipated future operating and financial performance. Although we believe the expectations and statements reflected in these and other forward-looking statements are reasonable, we can give no assurance they will prove to have been correct. They can be affected by inaccurate assumptions, by inaccurate information from third parties, or by known or unknown risks and uncertainties.

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

	U.S. Treasury Fund	Government Securities Money Market Fund
Assets:
Investments, at cost	$408,502,554	$1,181,068,513
Investments, at value	408,502,554	1,181,068,513
Repurchase agreements, at value/cost	1,240,000,000	1,360,000,000
Total Investments	1,648,502,554	2,541,068,513
Cash	—	3,920
Interest and dividends receivable	911,731	7,139,014
Receivable for capital shares reinvested	980	1,969,473
Prepaid expenses and other assets	57,000	354,888
Total Assets	1,649,472,265	2,550,535,808

Liabilities:
Distributions payable	7,724,755	9,677,842
Accrued expenses and other payables:
Investment advisory fees	81,204	98,150
Administration fees	81,204	98,150
Distribution fees	357,270	319,778
Custodian fees	16,239	19,628
Trustee fees	3,146	12,624
Fund accounting and compliance fees	30,404	42,426
Transfer agent fees	3,302	25,730
Shareholder servicing fees	372,501	127,009
Other accrued liabilities	16,103	77,518
Total Liabilities	8,686,128	10,498,855
Net Assets	$1,640,786,137	$2,540,036,953

Composition of Net Assets:
Shares of beneficial interest, at par	$16,408	$25,408
Additional paid-in capital	1,640,770,990	2,540,012,342
Total distributable earnings/(loss)	(1,261)	(797)
Net Assets	$1,640,786,137	$2,540,036,953

Net Assets:
Administrative Shares	$1,412,679,843	$578,701,818
Institutional Shares	221,926,478	220,900,096
Select Shares	6,179,816	1,174,474,320
Premier Shares	—	565,960,719
Total	$1,640,786,137	$2,540,036,953

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	1,412,678,321	579,040,985
Institutional Shares	221,927,600	220,980,881
Select Shares	6,179,711	1,174,791,157
Premier Shares	—	565,996,434
Total	1,640,785,632	2,540,809,457

Net Asset Value, offering price & redemption price per share:
Administrative Shares	$1.00	$1.00
Institutional Shares	$1.00	$1.00
Select Shares	$1.00	$1.00
Premier Shares	$—	$1.00

See notes to financial statements.

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)	Continued

	Limited Duration Fund	Moderate Duration Fund	Bond Fund	Strategic Enhanced Yield Fund
Assets:
Investments, at cost	$33,752,446	$9,669,645	$125,817,862	$4,233,060
Investments in affiliates, at cost	983,196	870,576	4,817,730	26,330
Total Investments, at cost	34,735,642	10,540,221	130,635,592	4,259,390
Investments, at value	30,382,429	9,076,227	117,018,941	4,146,878
Investments in affiliates, at value	983,196	870,576	4,817,730	26,330
Total Investments, at value	31,365,625	9,946,803	121,836,671	4,173,208
Cash	2,990	1,260	2,390	481
Interest and dividends receivable	198,088	59,851	737,693	42,804
Receivable for capital shares issued	2,065	507	235,018	—
Receivable for capital shares reinvested	48,486	13,729	115,904	12,651
Receivable from adviser	—	8,510	—	8,250
Prepaid expenses and other assets	25,021	23,456	26,349	21,477
Total Assets	31,642,275	10,054,116	122,954,025	4,258,871

Liabilities:
Distributions payable	76,625	26,373	339,065	18,502
Payable for investments purchased	—	—	699,649	—
Payable for capital shares redeemed	9,606	1,061	20,694	1,732
Accrued expenses and other payables:
Investment advisory fees	3,760	1,587	18,930	1,740
Administration fees	2,006	635	7,572	278
Distribution fees	804	601	199	49
Custody fees	251	79	947	35
Trustee fees	179	52	739	22
Fund accounting and compliance fees	6,007	3,043	7,285	1,025
Transfer agent fees	12,389	9,651	14,098	9,498
Shareholder servicing fees	722	983	638	801
Other accrued liabilities	2,654	913	5,248	618
Total Liabilities	115,003	44,978	1,115,064	34,300
Net Assets	$31,527,272	$10,009,138	$121,838,961	$4,224,571

Composition of Net Assets:
Shares of beneficial interest, at par	$35	$10	$146	$5
Additional paid-in capital	41,247,550	17,436,849	142,016,092	6,964,160
Total distributable earnings/(loss)	(9,720,313)	(7,427,721)	(20,177,277)	(2,739,594)
Net Assets	$31,527,272	$10,009,138	$121,838,961	$4,224,571

Net Assets:
Investor Shares	$1,361,486	$2,872,204	$947,225	$73,469
Institutional Shares	27,457,581	6,961,899	120,835,504	4,029,897
A Shares	2,708,205	175,035	56,232	121,205
Total	$31,527,272	$10,009,138	$121,838,961	$4,224,571

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	150,352	299,039	113,408	8,466
Institutional Shares	3,034,354	724,627	14,503,338	470,794
A Shares	298,902	18,215	6,732	14,154
Total	3,483,608	1,041,881	14,623,478	493,414

Net Asset Value, offering price & redemption price per share:
Investor Shares	$9.06	$9.60	$8.35	$8.68
Institutional Shares	$9.05	$9.61	$8.33	$8.56
A Shares	$9.06	$9.61	$8.35	$8.56
Maximum Sales Charge:
A Shares	2.00%	2.00%	2.00%	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$9.24	$9.81	$8.52	$8.73

See notes to financial statements.

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)	Concluded

	Ultra Short Tax- Free Income Fund	World Energy Fund	Hedged Income Fund
Assets:
Investments, at cost	$12,360,494	$71,160,418	$25,351,673
Investments in affiliates, at cost	134,956	629,255	963,320
Total Investments, at cost	12,495,450	71,789,673	26,314,993
Investments, at value	12,366,266	82,824,563	29,379,215
Investments in affiliates, at value	134,956	629,255	963,320
Total Investments, at value	12,501,222	83,453,818	30,342,535
Cash	31	21	—
Interest and dividends receivable	154,327	496,171	78,495
Receivable for capital shares issued	—	133,893	33,433
Receivable for capital shares reinvested	2,701	—	—
Receivable for investments sold	—	2,026,418	—
Receivable from adviser	8,303	9,406	4,857
Receivable from fees waived or reimbursed	251	—	1,311
Prepaid expenses and other assets	21,749	32,950	24,352
Total Assets	12,688,584	86,152,677	30,484,983

Liabilities:
Written Options (Premiums received $0, $0 and $2,066,955, respectively)	—	—	2,356,132
Distributions payable	34,767	—	—
Payable for investments purchased	400,988	835,128	—
Payable for capital shares redeemed	71	28,190	1,025
Accrued expenses and other payables:
Investment advisory fees	1,515	40,063	17,732
Administration fees	808	5,342	1,773
Distribution fees	4	9,376	173
Custody fees	101	668	222
Trustee fees	85	159	78
Fund accounting and compliance fees	1,159	1,345	569
Transfer agent fees	12,306	5,448	5,086
Shareholder servicing fees	—	6,905	—
Other accrued liabilities	1,249	1,864	661
Total Liabilities	453,053	934,488	2,383,451
Net Assets	$12,235,531	$85,218,189	$28,101,532

Composition of Net Assets:
Shares of beneficial interest, at par	$12	$65	$27
Additional paid-in capital	12,230,420	88,402,268	27,845,766
Total distributable earnings/(loss)	5,099	(3,184,144)	255,739
Net Assets	$12,235,531	$85,218,189	$28,101,532

Net Assets:
Investor Shares	$1,912	$16,406,479	$109,352
Institutional Shares	12,216,567	59,122,549	27,218,689
A Shares	17,052	2,489,532	773,491
C Shares	—	7,199,629	—
Total	$12,235,531	$85,218,189	$28,101,532
Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	191	1,253,285	10,347
Institutional Shares	1,217,124	4,513,173	2,575,766
A Shares	1,704	190,655	73,255
C Shares	—	557,075	—
Total	1,219,019	6,514,188	2,659,368

Net Asset Value, offering price & redemption price per share:
Investor Shares	$9.99	$13.09	$10.57
Institutional Shares	$10.04	$13.10	$10.57
A Shares	$10.01	$13.06	$10.56
C Shares	$—	$12.92	$—
Maximum Sales Charge:
A Shares	1.00%	2.00%	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$10.11	$13.33	$10.78

See notes to financial statements.

Statements of Operations

February 29, 2024 (Unaudited)

	U.S. Treasury Fund	Government Securities Money Market Fund
Investment Income:
Interest income	$45,196,217	$65,576,097
Dividend income	4,685,426	4,797,889
Total income	49,881,643	70,373,986

Expenses:
Investment advisory fees	464,952	654,226
Administration fees	464,952	654,226
Distribution fees - Administrative Shares	2,090,300	751,813
Distribution fees - Premier Shares	—	1,258,819
Shareholder servicing fees - Administrative Shares	2,090,300	751,813
Shareholder servicing fees - Institutional Shares	227,676	268,301
Shareholder servicing fees - Select Shares	6,752	1,621,557
Shareholder servicing fees - Premier Shares	—	629,409
Fund accounting and compliance fees	183,641	256,537
Transfer agent fees	31,862	75,277
Custodian fees	92,968	130,801
Trustee fees	36,374	47,772
Professional fees	109,111	170,793
Printing fees	14,325	15,751
Registration fees	16,291	498,682
Other expenses	87,945	119,459

Total expenses before fee and expense reductions	5,917,449	7,905,236

Shareholder servicing fees waived - Administrative Shares	(12)	(3,615)
Shareholder servicing fees waived - Institutional Shares	(154,821)	(182,186)
Shareholder servicing fees waived - Select Shares	(6,752)	(1,621,557)
Shareholder servicing fees waived - Premier Shares	—	(629,409)

Net expenses	5,755,864	5,468,469

Net investment income/(loss)	44,125,779	64,905,517

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	183	—
Net realized/unrealized gains/(losses) on investments	183	—
Change in net assets resulting from operations	$44,125,962	$64,905,517

See notes to financial statements.

Statements of Operations

February 29, 2024 (Unaudited)	Continued

	Limited Duration Fund	Moderate Duration Fund	Bond Fund	Strategic Enhanced Yield Fund
Investment Income:
Interest income	$619,029	$189,766	$2,262,932	$140,492
Dividend income from affiliates	27,799	20,677	52,794	1,522
Total income	646,828	210,443	2,315,726	142,014

Expenses:
Investment advisory fees	24,601	10,972	117,937	11,811
Administration fees	13,121	4,389	47,175	1,890
Distribution fees - Investor Shares	1,684	3,556	1,194	361
Distribution fees - A Shares	3,318	214	69	155
Shareholder servicing fees - Investor Shares	1,684	3,556	1,194	361
Shareholder servicing fees - Institutional Shares	36,000	9,945	146,157	5,389
Shareholder servicing fees - A Shares	1,327	86	27	62
Fund accounting and compliance fees	18,398	10,244	25,440	3,529
Transfer agent fees	33,234	29,099	34,585	28,772
Custodian fees	1,344	541	5,818	216
Trustee fees	591	203	2,263	84
Professional fees	3,732	1,295	8,288	771
Printing fees	2,364	1,272	2,739	1,093
Registration fees	21,833	21,463	21,872	21,206
Other expenses	2,504	1,907	5,209	1,663

Total expenses before fee and expense reductions	165,735	98,742	419,967	77,363

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(328)	(55,691)	(487)	(54,256)
Administration fees waived	(328)	(197)	(487)	(19)
Shareholder servicing fees waived - Investor Shares	(1,684)	(3,556)	(1,194)	(144)
Shareholder servicing fees waived - Institutional Shares	(33,627)	(8,657)	(145,908)	(4,441)
Shareholder servicing fees waived - A Shares	—	(86)	(27)	(86)

Net expenses	129,768	30,555	271,864	18,417

Net investment income/(loss)	517,060	179,888	2,043,862	123,597

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	(34,888)	(270,796)	(1,110,469)	(6,857)
Change in unrealized appreciation/(depreciation) on unaffiliated investments	727,064	346,558	2,144,084	64,846
Net realized/unrealized gains/(losses) on investments	692,176	75,762	1,033,615	57,989
Change in net assets resulting from operations	$1,209,236	$255,650	$3,077,477	$181,586

See notes to financial statements.

Statements of Operations
February 29, 2024 (Unaudited)	Concluded

	Ultra Short Tax- Free Income Fund	World Energy Fund	Hedged Income Fund
Investment Income:
Interest income	$245,688	$124,958	$—
Dividend income	—	1,158,245	478,525
Dividend income from affiliates	9,124	21,485	19,472
Foreign tax withholding	—	(18,875)	—
Total income	254,812	1,285,813	497,997

Expenses:
Investment advisory fees	10,806	258,396	119,053
Administration fees	5,763	34,453	11,905
Distribution fees - Investor Shares	4	22,857	171
Distribution fees - A Shares	22	3,146	949
Distribution fees - C Shares	—	33,983	—
Shareholder servicing fees - Investor Shares	5	22,857	171
Shareholder servicing fees - Institutional Shares	17,983	73,166	36,085
Shareholder servicing fees - A Shares	9	1,258	379
Shareholder servicing fees - C Shares	—	8,496	—
Fund accounting and compliance fees	3,880	9,538	3,695
Transfer agent fees	28,469	42,797	28,134
Custodian fees	628	4,200	1,492
Trustee fees	278	1,526	533
Professional fees	1,736	4,760	2,034
Printing fees	1,013	17,377	4,106
Registration fees	21,177	29,849	21,285
Other expenses	2,153	4,462	2,384

Total expenses before fee and expense reductions	93,926	573,121	232,376

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(51,011)	(51,918)	(31,303)
Administration fees waived	(95)	(208)	(148)
Shareholder servicing fees waived - Investor Shares	(3)	(14,196)	(171)
Shareholder servicing fees waived - Institutional Shares	(17,657)	(52,029)	(36,074)
Shareholder servicing fees waived - A Shares	(9)	(1,040)	(317)
Shareholder servicing fees waived - C Shares	—	(6,973)	—

Net expenses	25,151	446,757	164,363

Net investment income/(loss)	229,661	839,056	333,634

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	—	228,905	84,288
Net realized gains/(losses) from written options contracts	—	—	(260,348)
Change in unrealized appreciation/(depreciation) on unaffiliated investments	22,780	(3,768,177)	1,493,421
Change in unrealized appreciation/(depreciation) on written options contracts	—	—	(775,964)
Net realized/unrealized gains/(losses) on investments	22,780	(3,539,272)	541,397
Change in net assets resulting from operations	$252,441	$(2,700,216)	$875,031

See notes to financial statements.

Statements of Changes in Net Assets
February 29, 2024 (Unaudited)

	U.S. Treasury Fund			Government Securities Money Market Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023		Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
From Investment Activities:
Operations:
Net investment income	$44,125,779	$49,353,903		$64,905,517	$99,554,544
Net realized gains/(losses) from investment transactions	183	—		—	—
Change in net assets resulting from operations	44,125,962	49,353,903		64,905,517	99,554,544

Distributions to Shareholders:
Administrative Shares	(39,320,140)	(41,814,990)		(14,075,246)	(24,553,485)
Service Shares	—	(1,905,466	)(a)	—	—
Institutional Shares	(4,665,140)	(5,357,370)		(5,470,737)	(6,201,697)
Select Shares	(140,513)	(275,378)		(33,584,873)	(47,235,533)
Premier Shares	—	—		(11,774,690)	(21,562,129)
Change in net assets from shareholder distributions	(44,125,793)	(49,353,204)		(64,905,546)	(99,552,844)
Change in net assets from capital transactions	(100,356,322)	794,011,887		(14,401,285)	383,321,872
Change in net assets	(100,356,153)	794,012,586		(14,401,314)	383,323,572

Net Assets:
Beginning of period	1,741,142,290	947,129,704		2,554,438,267	2,171,114,695
End of period	$1,640,786,137	$1,741,142,290		$2,540,036,953	$2,554,438,267

Capital Share Transactions*:
Administrative Shares
Issued	982,997,754	2,130,992,466		335,534,117	913,933,849
Reinvested	6,111	9,435		79,535	130,648
Redeemed	(1,130,673,268)	(1,401,561,228)		(359,772,573)	(977,408,473)
Change in Administrative Shares	(147,669,403)	729,440,673		(24,158,921)	(63,343,976)
Service Shares
Issued	—	141,263,215	(a)	—	—
Reinvested	—	63,835	(a)	—	—
Redeemed	—	(197,757,009	)(a)	—	—
Change in Service Shares	—	(56,429,959)		—	—
Institutional Shares
Issued	245,587,926	415,892,527		245,033,398	785,051,677
Reinvested	—	—		103,025	171,321
Redeemed	(200,317,294)	(288,694,160)		(262,415,274)	(669,123,722)
Change in Institutional Shares	45,270,632	127,198,367		(17,278,851)	116,099,276
Select Shares
Issued	12,151,549	35,397,270		839,362,093	1,726,084,173
Reinvested	—	—		1,785,278	176,563
Redeemed	(10,109,100)	(41,594,463)		(891,292,224)	(1,550,081,270)
Change in Select Shares	2,042,449	(6,197,193)		(50,144,853)	176,179,466
Premier Shares
Issued	—	—		1,444,143,578	2,880,953,233
Reinvested	—	—		11,484,322	20,616,623
Redeemed	—	—		(1,378,446,560)	(2,747,182,749)
Change in Premier Shares	—	—		77,181,340	154,387,107
Change in shares:	(100,356,322)	794,011,888		(14,401,285)	383,321,873

(a)	Service Shares activity is for the period September 1, 2022 to August 1, 2023 (date of termination).
*	Share transactions are at net assets value of $1.00 per share.

See notes to financial statements.

Statements of Changes in Net Assets
February 29, 2024 (Unaudited)	Continued

	Limited Duration Fund		Moderate Duration Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
From Investment Activities:
Operations:
Net investment income/(loss)	$517,060	$1,128,983	$179,888	$455,035
Net realized gains/(losses) from investment transactions	(34,888)	(810,746)	(270,796)	(1,142,596)
Change in unrealized appreciation/(depreciation) on investments	727,064	186,223	346,558	734,169
Change in net assets resulting from operations	1,209,236	504,460	255,650	46,608

Distributions to Shareholders:
Investor Shares	(19,894)	(48,161)	(43,971)	(75,801)
Institutional Shares	(459,082)	(1,040,661)	(132,515)	(372,991)
A Shares	(37,855)	(70,171)	(2,646)	(4,641)
Change in net assets from shareholder distributions	(516,831)	(1,158,993)	(179,132)	(453,433)
Change in net assets from capital transactions	(3,246,085)	(10,061,434)	(2,917,924)	(6,528,448)
Change in net assets	(2,553,680)	(10,715,967)	(2,841,406)	(6,935,273)

Net Assets:
Beginning of period	34,080,952	44,796,919	12,850,544	19,785,817
End of period	$31,527,272	$34,080,952	$10,009,138	$12,850,544

Capital Transactions:
Investor Shares
Proceeds from shares issued	$2,650	$4,777	$83,032	$364,691
Dividends reinvested	18,775	46,028	43,971	75,800
Cost of shares redeemed	(48,563)	(995,315)	(138,554)	(419,918)
Change in net assets from Investor Shares	(27,138)	(944,510)	(11,551)	20,573
Institutional Shares
Proceeds from shares issued	1,623,772	4,226,637	367,550	2,385,512
Dividends reinvested	263,296	546,331	50,741	170,617
Cost of shares redeemed	(5,119,637)	(13,925,081)	(3,327,207)	(9,096,179)
Change in net assets from Institutional Shares	(3,232,569)	(9,152,113)	(2,908,916)	(6,540,050)
A Shares
Proceeds from shares issued	—	21	—	12
Dividends reinvested	37,855	70,169	2,647	4,641
Cost of shares redeemed	(24,233)	(35,001)	(104)	(13,624)
Change in net assets from A Shares	13,622	35,189	2,543	(8,971)
Change in net assets resulting from capital transactions:	$(3,246,085)	$(10,061,434)	$(2,917,924)	$(6,528,448)

Share Transactions:
Investor Shares
Issued	298	539	8,719	38,462
Reinvested	2,098	5,192	4,613	7,974
Redeemed	(5,452)	(111,850)	(14,388)	(44,260)
Change in Investor Shares	(3,056)	(106,119)	(1,056)	2,176
Institutional Shares
Issued	182,641	476,253	38,677	251,237
Reinvested	29,451	61,637	5,341	17,962
Redeemed	(572,586)	(1,570,311)	(354,849)	(957,590)
Change in Institutional Shares	(360,494)	(1,032,421)	(310,831)	(688,391)
A Shares
Issued	—	3	—	1
Reinvested	4,229	7,906	277	488
Redeemed	(2,684)	(3,958)	(11)	(1,422)
Change in A Shares	1,545	3,951	266	(933)
Change in shares:	(362,005)	(1,134,589)	(311,621)	(687,148)

See notes to financial statements.

Statements of Changes in Net Assets
February 29, 2024 (Unaudited)	Continued

	Bond Fund		Strategic Enhanced Yield Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
From Investment Activities:
Operations:
Net investment income/(loss)	$2,043,862	$3,605,454	$123,597	$304,216
Net realized gains/(losses) from investment transactions	(1,110,469)	(6,997,380)	(6,857)	(1,358,352)
Change in unrealized appreciation/(depreciation) on investments	2,144,084	1,540,008	64,846	804,309
Change in net assets resulting from operations	3,077,477	(1,851,918)	181,586	(249,827)

Distributions to Shareholders:
Investor Shares	(15,359)	(30,059)	(7,194)	(18,077)
Institutional Shares	(2,025,949)	(3,636,991)	(113,293)	(279,906)
A Shares	(881)	(1,551)	(3,110)	(6,143)
Change in net assets from shareholder distributions	(2,042,189)	(3,668,601)	(123,597)	(304,126)
Change in net assets from capital transactions	(615,109)	(3,308,660)	(824,235)	(4,518,202)
Change in net assets	420,179	(8,829,179)	(766,246)	(5,072,155)

Net Assets:
Beginning of period	121,418,782	130,247,961	4,990,817	10,062,972
End of period	$121,838,961	$121,418,782	$4,224,571	$4,990,817

Capital Transactions:
Investor Shares
Proceeds from shares issued	$18,446	$29,455	$677	$674
Dividends reinvested	15,359	30,059	7,194	18,076
Cost of shares redeemed	(101,437)	(134,289)	(285,274)	(168,435)
Change in net assets from Investor Shares	(67,632)	(74,775)	(277,403)	(149,685)
Institutional Shares
Proceeds from shares issued	17,360,987	26,442,313	1,015,442	1,055,569
Dividends reinvested	663,237	1,115,253	64,454	142,063
Cost of shares redeemed	(18,572,482)	(30,792,058)	(1,615,914)	(5,548,459)
Change in net assets from Institutional Shares	(548,258)	(3,234,492)	(536,018)	(4,350,827)
A Shares
Proceeds from shares issued	—	18	1	16
Dividends reinvested	881	1,549	3,109	6,143
Cost of shares redeemed	(100)	(960)	(13,924)	(23,849)
Change in net assets from A Shares	781	607	(10,814)	(17,690)
Change in net assets resulting from capital transactions:	$(615,109)	$(3,308,660)	$(824,235)	$(4,518,202)

Share Transactions:
Investor Shares
Issued	2,264	3,510	69	75
Reinvested	1,863	3,602	842	2,062
Redeemed	(12,575)	(15,966)	(32,798)	(19,213)
Change in Investor Shares	(8,448)	(8,854)	(31,887)	(17,076)
Institutional Shares
Issued	2,103,059	3,161,583	120,299	122,212
Reinvested	80,549	133,952	7,615	16,418
Redeemed	(2,250,782)	(3,702,411)	(190,238)	(640,076)
Change in Institutional Shares	(67,174)	(406,876)	(62,324)	(501,446)
A Shares
Issued	—	2	—	2
Reinvested	107	185	368	710
Redeemed	(13)	(116)	(1,649)	(2,764)
Change in A Shares	94	71	(1,281)	(2,052)
Change in shares:	(75,528)	(415,659)	(95,492)	(520,574)

See notes to financial statements.

Statements of Changes in Net Assets

February 29, 2024 (Unaudited)	Continued

	Ultra Short Tax-Free Income Fund		World Energy Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
From Investment Activities:
Operations:
Net investment income/(loss)	$229,661	$325,021	$839,056	$2,000,575
Net realized gains/(losses) from investment transactions	—	(422)	228,905	4,632,825
Change in unrealized appreciation/(depreciation) on investments	22,780	218,218	(3,768,177)	(1,055,466)
Change in net assets resulting from operations	252,441	542,817	(2,700,216)	5,577,934

Distributions to Shareholders:
Investor Shares	(56)	(555)	(94,836)	(518,068)
Institutional Shares	(229,621)	(323,394)	(363,578)	(1,281,672)
A Shares	(250)	(814)	(12,542)	(64,703)
C Shares	—	—	(11,048)	(69,659)
Change in net assets from shareholder distributions	(229,927)	(324,763)	(482,004)	(1,934,102)
Change in net assets from capital transactions	(4,166,891)	(10,552,155)	3,449,099	10,556,016
Change in net assets	(4,144,377)	(10,334,101)	266,879	14,199,848
Net Assets:
Beginning of period	16,379,908	26,714,009	84,951,310	70,751,462
End of period	$12,235,531	$16,379,908	$85,218,189	$84,951,310

Capital Transactions:
Investor Shares
Proceeds from shares issued	$—	$141	$1,609,055	$12,296,209
Dividends reinvested	44	556	94,710	517,565
Cost of shares redeemed	(7,209)	(95,429)	(4,058,643)	(18,723,312)
Change in net assets from Investor Shares	(7,165)	(94,732)	(2,354,878)	(5,909,538)
Institutional Shares
Proceeds from shares issued	310,201	423,970	11,871,447	48,259,551
Dividends reinvested	14,903	15,507	282,628	1,044,996
Cost of shares redeemed	(4,485,060)	(10,868,216)	(7,437,123)	(33,267,016)
Change in net assets from Institutional Shares	(4,159,956)	(10,428,739)	4,716,952	16,037,531
A Shares
Proceeds from shares issued	—	135,165	181,971	1,269,850
Dividends reinvested	250	814	12,309	64,019
Cost of shares redeemed	(20)	(164,663)	(447,825)	(1,931,273)
Change in net assets from A Shares	230	(28,684)	(253,545)	(597,404)
C Shares
Proceeds from shares issued	—	—	1,687,081	2,711,773
Dividends reinvested	—	—	11,014	69,402
Cost of shares redeemed	—	—	(357,525)	(1,755,748)
Change in net assets from C Shares	—	—	1,340,570	1,025,427
Change in net assets resulting from capital transactions:	$(4,166,891)	$(10,552,155)	$3,449,099	$10,556,016

Share Transactions:
Investor Shares
Issued	—	11	121,292	946,202
Reinvested	4	56	7,037	43,006
Redeemed	(723)	(9,640)	(312,282)	(1,548,986)
Change in Investor Shares	(719)	(9,573)	(183,953)	(559,778)
Institutional Shares
Issued	30,958	42,796	896,469	3,800,588
Reinvested	1,485	1,555	21,052	86,749
Redeemed	(447,117)	(1,090,554)	(573,345)	(2,739,600)
Change in Institutional Shares	(414,674)	(1,046,203)	344,176	1,147,737
A Shares
Issued	—	13,660	13,977	102,933
Reinvested	25	82	917	5,360
Redeemed	(2)	(16,547)	(33,264)	(153,000)
Change in A Shares	23	(2,805)	(18,370)	(44,707)
C Shares
Issued	—	—	127,363	213,818
Reinvested	—	—	818	5,843
Redeemed	—	—	(27,520)	(144,214)
Change in C Shares	—	—	100,661	75,447
Change in shares:	(415,370)	(1,058,581)	242,514	618,699

See notes to financial statements.

Statements of Changes in Net Assets

February 29, 2024 (Unaudited)	Concluded

	Hedged Income Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
From Investment Activities:
Operations:
Net investment income/(loss)	$333,634	$872,518
Net realized gains/(losses) from investment transactions	(176,060)	(2,201,772)
Change in unrealized appreciation/(depreciation) on investments	717,457	3,657,316
Change in net assets resulting from operations	875,031	2,328,062

Distributions to Shareholders:
Investor Shares	(1,573)	(5,713)
Institutional Shares	(333,698)	(857,007)
A Shares	(7,562)	(25,272)
Change in net assets from shareholder distributions	(342,833)	(887,992)
Change in net assets from capital transactions	(5,312,788)	(3,829,214)
Change in net assets	(4,780,590)	(2,389,144)

Net Assets:
Beginning of period	32,882,122	35,271,266
End of period	$28,101,532	$32,882,122

Capital Transactions:
Investor Shares
Proceeds from shares issued	$44,952	$23,025
Dividends reinvested	1,572	5,713
Cost of shares redeemed	(103,198)	(180,140)
Change in net assets from Investor Shares	(56,674)	(151,402)
Institutional Shares
Proceeds from shares issued	1,202,101	6,345,162
Dividends reinvested	64,516	161,680
Cost of shares redeemed	(6,365,745)	(9,318,096)
Change in net assets from Institutional Shares	(5,099,128)	(2,811,254)
A Shares
Proceeds from shares issued	2,941	530,998
Dividends reinvested	7,562	25,272
Cost of shares redeemed	(167,489)	(1,422,828)
Change in net assets from A Shares	(156,986)	(866,558)
Change in net assets resulting from capital transactions:	$(5,312,788)	$(3,829,214)

Share Transactions:
Investor Shares
Issued	4,432	2,305
Reinvested	153	575
Redeemed	(10,114)	(18,116)
Change in Investor Shares	(5,529)	(15,236)
Institutional Shares
Issued	116,051	635,288
Reinvested	6,273	16,188
Redeemed	(618,072)	(920,726)
Change in Institutional Shares	(495,748)	(269,250)
A Shares
Issued	282	52,101
Reinvested	735	2,528
Redeemed	(16,293)	(146,257)
Change in A Shares	(15,276)	(91,628)
Change in shares:	(516,553)	(376,114)

See notes to financial statements.

Schedule of Portfolio Investments	U.S. Treasury Fund
February 29, 2024 (Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value
U.S. Treasury Obligations (15.1%)
U.S. Treasury Bills
$50,000,000	5.26%, 5/28/24(a)	$49,367,806
50,000,000	5.27%, 4/18/24(a)	49,653,000
100,000,000	5.27%, 5/21/24(a)	98,835,625
50,000,000	5.29%, 3/12/24(a)	49,919,868
Total U.S. Treasury Obligations (Cost $247,776,299)		247,776,299

Repurchase Agreements (75.6%)
$35,000,000	Bank of Montreal, 5.27%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $35,005,124, Collateralized by U.S. Treasury Obligation, (0.00%), (4/16/24), fair value of $35,700,031)	$35,000,000
45,000,000	Credit Agricole CIB, 5.27%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $45,006,588, Collateralized by U.S. Treasury Obligation, (1.75%), (1/15/34), fair value of $45,900,000)	45,000,000
515,000,000	Federal Reserve Bank of New York, 5.3%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $515,075,819, Collateralized by various U.S. Treasury Obligations, (0.38% - 3.13%), (5/31/24 - 2/15/42), fair value of $515,075,850)	515,000,000
40,000,000	Fixed Income Clearing Corporation - Bank of New York Mellon, 5.25%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $40,005,833, Collateralized by U.S. Treasury Obligation, (0.13%), (10/15/25), fair value of $40,800,028)	40,000,000
295,000,000	Fixed Income Clearing Corporation - State Street Bank & Trust Co., 5.28%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $295,043,267, Collateralized by various U.S. Treasury Obligations, (3.13% - 4.13%), (9/15/25 - 5/15/48), fair value of $300,900,162)	295,000,000

Shares or Principal Amount	Security Description	Amortized Cost or Value
Repurchase Agreements, continued:
$35,000,000	Goldman Sachs & Co., 5.18%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $35,005,036, Collateralized by various U.S. Treasury Obligations, (0.00%), (8/15/46 - 11/15/46), fair value of $35,700,001)	$35,000,000
70,000,000	Nomura Securities International, Inc., 5.3%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $70,010,306, Collateralized by various U.S. Treasury Obligations, (3.75%), (12/31/28 - 5/31/30), fair value of $71,400,016)	70,000,000
45,000,000	Northern Trust Corp., 5.26%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $45,006,575, Collateralized by U.S. Treasury Obligation, (5.26%), (3/1/24), fair value of $45,900,000)	45,000,000
160,000,000	RBC Dominion Securities, Inc., 5.28%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $160,023,467, Collateralized by various U.S. Treasury Obligations, (0.25% - 3.88%), (4/15/29 - 2/15/50), fair value of $163,200,114)	160,000,000
Total Repurchase Agreements (Cost $1,240,000,000)		1,240,000,000

Investment Companies (9.8%)
22,456,636	BlackRock Liquidity Funds T-Fund, Institutional Class, 5.21% (b)	22,456,636
138,269,619	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 5.25% (b)	138,269,619
Total Investment Companies (Cost $160,726,255)		160,726,255

Total Investments (Cost $1,648,502,554) — 100.5%		1,648,502,554
Liabilities in excess of other assets — (0.5)%		(7,716,417)
Net Assets - 100.0%		$1,640,786,137

(a)	Zero coupon bond. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2024.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2024.

See notes to financial statements.

Schedule of Portfolio Investments	Government Securities Money Market Fund
February 29, 2024 (Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value
U.S. Government Agency Securities (35.7%)
Federal Farm Credit Banks Funding Corp.
$45,000,000	5.00%, 10/2/24	$44,998,154
100,000,000	5.36% (SOFR + 4 bps), 1/28/25	100,000,000
50,000,000	5.37% (SOFR + 5 bps), 2/12/25	50,000,000
100,000,000	5.38% (SOFR + 6 bps), 1/9/25	100,000,000
40,000,000	5.40% (SOFR + 8 bps), 8/14/24	40,000,000
100,000,000	5.40% (SOFR + 8 bps), 9/12/24	100,000,000
75,000,000	5.42% (SOFR + 10 bps), 12/6/24, Callable 6/6/24 @ 100*	75,000,000
150,000,000	5.43% (SOFR + 11 bps), 10/16/24, Callable 4/16/24 @ 100*	150,000,000
50,000,000	5.43% (SOFR + 11 bps), 10/30/24, Callable 4/30/24 @ 100*	50,000,000
45,000,000	5.45%, 11/29/24, Callable 5/29/24 @ 100*	45,000,000
		754,998,154
Federal Home Loan Bank
28,125,000	5.17%, 3/8/24	28,125,000
50,000,000	5.42% (SOFR + 10 bps), 11/27/24	50,000,000
50,000,000	5.43% (SOFR + 11 bps), 10/4/24, Callable 4/4/24 @ 100*	50,000,000
		128,125,000
Federal Home Loan Mortgage Corporation
25,000,000	5.27%, 6/11/24, Callable 3/15/24 @ 100*	25,000,000
Total U.S. Government Agency Securities (Cost $908,123,154)		908,123,154

U.S. Treasury Obligations (3.9%)
U.S. Treasury Bills
100,000,000	5.26%, 5/28/24(a)	98,735,611
Total U.S. Treasury Obligations (Cost $98,735,611)		98,735,611

Repurchase Agreements (53.5%)
5,000,000	Bank of Montreal, 5.27%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $5,000,732, Collateralized by U.S. Treasury Obligation, (0.00%), (8/8/24), fair value of $5,100,000)	5,000,000
5,000,000	Credit Agricole CIB, 5.27%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $5,000,732, Collateralized by U.S. Treasury Obligation, (0.13%), (1/15/31), fair value of $5,100,025)	5,000,000
775,000,000	Federal Reserve Bank of New York, 5.3%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $775,114,097, Collateralized by various U.S. Treasury Obligations, (0.38% - 3.13%), (5/31/24 - 2/15/42), fair value of $775,114,099)	775,000,000

Shares or Principal Amount	Security Description	Amortized Cost or Value
Repurchase Agreements, continued:
5,000,000	Fixed Income Clearing Corporation - Bank of New York Mellon, 5.25%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $5,000,729, Collateralized by U.S. Treasury Obligation, (0.13%), (10/15/25), fair value of $5,100,047)	5,000,000
380,000,000	Fixed Income Clearing Corporation - State Street Bank & Trust Co., 5.28%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $380,055,733, Collateralized by various U.S. Treasury Obligations, (1.25% - 4.88%), (9/15/25 - 5/15/48), fair value of $387,600,086)	380,000,000
5,000,000	Goldman Sachs & Co., 5.18%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $5,000,719, Collateralized by various U.S. Treasury Obligations, (0.88% - 2.88%), (1/31/25 - 5/15/32), fair value of $5,100,026)	5,000,000
120,000,000	Nomura Securities International, Inc., 5.3%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $120,017,667, Collateralized by various U.S. Treasury Obligations, (0.25% - 4.13%), (10/31/26 - 4/15/32), fair value of $122,400,083)	120,000,000
5,000,000	Northern Trust Corp., 5.26%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $5,000,731, Collateralized by U.S. Treasury Obligation, (5.26%), (3/1/24), fair value of $5,100,000)	5,000,000
60,000,000	RBC Dominion Securities, Inc., 5.28%, 3/1/24, (Purchased on 2/29/24, proceeds at maturity $60,008,800, Collateralized by various U.S. Treasury Obligations, (0.00% - 6.50%), (6/30/25 - 1/20/54), fair value of $61,200,011)	60,000,000
Total Repurchase Agreements (Cost $1,360,000,000)		1,360,000,000

Investment Companies (6.9%)
17,370,497	Federated Hermes Government Obligations Fund, Premier Class, 5.23% (b)	17,370,497
113,729,420	Invesco Short-Term Investments Trust, Government & Agency Portfolio, Institutional Class, 5.26% (b)	113,729,420
43,109,831	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 5.25% (b)	43,109,831
Total Investment Companies (Cost $174,209,748)		174,209,748

Total Investments (Cost $2,541,068,513) — 100.0%		2,541,068,513
Liabilities in excess of other assets — 0.0%^		(1,031,560)
Net Assets - 100.0%		$2,540,036,953

(a)	Zero coupon bond. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2024.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2024.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.

SOFR	Secured Overnight Financing Rate

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 29, 2024 (Unaudited)

Shares or Amount Principal	Security Description	Value
Asset Backed Securities (23.4%)
$275,261	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 6.06% (TSFR1M + 73 bps), 1/25/33, Callable 3/25/24 @ 100*	$272,760
545,754	CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38%, 2/18/46, Callable 3/18/24 @ 100*(a)	472,708
118	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32, Callable 3/25/24 @ 100*(b)(c)	118
659,861	DRIVEN BRANDS FUNDING LLC, Series 2019-2A, Class A2, 3.98%, 10/20/49, Callable 10/20/24 @ 100*(a)	623,339
806,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	728,384
457,984	Fremont Home Loan Trust, Series 2004-3, Class M5, 7.31% (TSFR1M + 199 bps), 11/25/34, Callable 3/25/24 @ 100*	308,009
1,135,054	Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/55, Callable 10/15/42 @ 100*(a)	928,264
345,000	HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 5/1/24 @ 100*(a)	321,761
7	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)(c)	7
753,600	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @ 100*(a)	697,492
181,807	RAAC Trust, Series 2007-SP1, Class M1, 6.29% (TSFR1M + 97 bps), 3/25/37, Callable 3/25/24 @ 100*	180,874
53,137	RAMP Trust, Series 2002-RS2, Class AI5, 4.80%, 3/25/32, Callable 3/25/24 @ 100*	51,642
940	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.23%, 12/25/33, Callable 3/25/24 @ 100*(b)(c)	905
780,667	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 8/20/51, Callable 8/20/25 @ 100*(a)	668,058
41,419	Soundview Home Loan Trust, Series 2005-B, Class M2, 6.22%, 5/25/35, Callable 3/25/24 @ 100*(b)(c)	37,919
134,667	Soundview Home Loan Trust, Series 2005- OPT3, Class M1, 6.14% (TSFR1M + 82 bps), 11/25/35, Callable 3/25/24 @ 100*	131,754
346,455	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 6.16% (TSFR1M + 83 bps), 9/25/35, Callable 3/25/24 @ 100*	339,478
12,958	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34, Callable 3/25/24 @ 100*(b)(c)	12,879
656,250	Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 5/25/46, Callable 5/25/24 @ 100*(a)	646,175
436,039	Textainer Marine Containers VII, Ltd., Series 2020-1A, Class A, 2.73%, 8/21/45, Callable 3/20/24 @ 100*(a)	405,685
638,625	ZAXBY’S FUNDING LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	560,893
Total Asset Backed Securities (Cost $8,314,657)		7,389,104

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities† (27.8%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.7%)
$7,729	Alternative Loan Trust, Series 2005-24, Class 1A1, 6.39% (12MTA + 131 bps), 7/20/35, Callable 3/19/24 @ 100*	$6,518
54,879	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 4.48%, 2/25/36, Callable 3/25/24 @ 100*(b)	37,292
8,581	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.53%, 7/25/35, Callable 3/25/24 @ 100*(b)	6,008
843	Deutsche Alternative Securities Mortgage Loan Trust, Series 2006-AB4, Class A1B1, 5.54% (TSFR1M + 21 bps), 10/25/36, Callable 3/25/24 @ 100*	666
2,880	Deutsche Alternative Securities Mortgage Loan Trust, Series 2006-AB4, Class A1A, 6.01%, 10/25/36, Callable 3/25/24 @ 100*(b)	2,367
1,117	Deutsche Alternative Securities, Inc. Mortgage Loan Trust, Series 2003-4XS, Class A6A, 5.32%, 10/25/44, Callable 3/25/24 @ 100*(b)(c)	1,064
1,748	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, 5.82%, 9/25/34, Callable 3/25/24 @ 100*(b)	1,660
140,128	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 5.54%, 8/25/35, Callable 3/25/24 @ 100*(b)	139,419
20,669	RALI Trust, Series 2004-QA4, Class NB21, 5.11%, 9/25/34, Callable 3/25/24 @ 100*(b)	19,084
13,100	RALI Trust, Series 2006-QA1, Class A21, 5.26%, 1/25/36, Callable 3/25/24 @ 100*(b)	9,360
		223,438
Alt-A - Fixed Rate Mortgage Backed Securities (1.5%)
9,086	Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35, Callable 3/25/24 @ 100*	6,169
14,885	Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36, Callable 3/25/24 @ 100*	5,966
15,424	Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36, Callable 3/25/24 @ 100*	8,794
15,260	Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37, Callable 3/25/24 @ 100*	8,048
111,807	Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 3/25/24 @ 100*	47,522
53,353	Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34, Callable 3/25/24 @ 100*	46,786
10,525	ChaseFlex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35, Callable 3/25/24 @ 100*	7,941
12,858	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36, Callable 3/25/24 @ 100*	11,161
669	MASTR Alternative Loan Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	574
2,599	MASTR Alternative Loan Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 3/25/24 @ 100*	2,531
237,536	MASTR Alternative Loan Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34, Callable 3/25/24 @ 100*	236,694

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 29, 2024 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$16,701	MASTR Alternative Loan Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34, Callable 3/25/24 @ 100*	$15,987
2,399	MASTR Alternative Loan Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34, Callable 3/25/24 @ 100*	2,411
100	RALI Trust, Series 2004-QS13, Class CB, 5.00%, 9/25/19	94
5,559	RALI Trust, Series 2004-QS6, Class A1, 5.00%, 5/25/19	5,149
19,194	RALI Trust, Series 2006-QS6, Class 1A2, 6.00%, 6/25/36, Callable 3/25/24 @ 100*	14,401
40,556	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36, Callable 8/25/24 @ 100*	13,120
23,661	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37, Callable 3/25/24 @ 100*	11,922
6,576	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35, Callable 3/25/24 @ 100*	6,322
		451,592
Prime Adjustable Rate Mortgage Backed Securities (3.6%)
155	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 5.53%, 5/25/35(b)	154
327,920	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36, Callable 3/25/24 @ 100*(b)(c)	47,562
3,771	Banc of America Mortgage Trust, Series 2006-A, Class 2A1, 4.90%, 2/25/36, Callable 3/25/24 @ 100*(b)	3,300
2,275	Banc of America Mortgage Trust, Series 2006-B, Class 2A1, 4.99%, 11/20/46, Callable 3/20/24 @ 100*(b)	1,969
3,049	Banc of America Mortgage Trust, Series 2004-E, Class 1A1, 5.41%, 6/25/34, Callable 3/25/24 @ 100*(b)	2,841
3,976	Banc of America Mortgage Trust, Series 2003-H, Class 2A3, 6.00%, 9/25/33, Callable 3/25/24 @ 100*(b)	3,664
3,574	Bear Stearns ARM Trust, Series 2004-6, Class 1A1, 5.48%, 9/25/34, Callable 3/25/24 @ 100*(b)	3,282
2,336	Bear Stearns ARM Trust, Series 2006-4, Class 1A1, 5.79%, 10/25/36, Callable 3/25/24 @ 100*(b)	2,152
1,728	Bear Stearns ARM Trust, Series 2004-10, Class 15A1, 6.24%, 1/25/35, Callable 3/25/24 @ 100*(b)	1,672
2,945	Bear Stearns ARM Trust, Series 2005-9, Class A1, 7.67% (H15T1Y + 230 bps), 10/25/35, Callable 3/25/24 @ 100*	2,706
923	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 7.64%, 3/25/31, Callable 3/25/24 @ 100*(b)	916
8,091	Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 4.58%, 7/25/37, Callable 3/25/24 @ 100*(b)	6,252
205	CHL Mortgage Pass-Through Trust, Series 2003-42, Class 1A1, 3.99%, 9/25/33, Callable 3/25/24 @ 100*(b)	164

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$5,926	CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2, 6.03%, 2/19/34, Callable 3/19/24 @ 100*(b)	$5,646
2,928	CHL Mortgage Pass-Through Trust, Series 2003-60, Class 2A1, 6.12%, 2/25/34, Callable 3/25/24 @ 100*(b)	2,644
3,952	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A2A, 5.32%, 8/25/35(b)	3,733
21,323	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 4.91%, 11/25/32, Callable 3/25/24 @ 100*(b)	13,552
17,231	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 5.12%, 11/25/34, Callable 3/25/24 @ 100*(b)	16,378
477,622	Fannie Mae REMIC Trust, Series 2003-W14, Class 2A, 4.57%, 1/25/43, Callable 3/25/24 @ 100*(b)	454,643
4,078	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 4.94%, 10/25/35, Callable 3/25/24 @ 100*(b)	3,724
21,437	GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 4.26%, 11/19/35, Callable 3/19/24 @ 100*(b)	17,668
11,516	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 4.34%, 4/25/35, Callable 3/25/24 @ 100*(b)	10,313
3,254	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.70%, 11/25/35, Callable 3/25/24 @ 100*(b)	3,064
51,757	HarborView Mortgage Loan Trust, Series 2004-10, Class 3A1B, 4.69%, 1/19/35, Callable 3/19/24 @ 100*(b)	44,572
2,554	HarborView Mortgage Loan Trust, Series 2005- 14, Class 3A1A, 6.23%, 12/19/35, Callable 3/19/24 @ 100*(b)	2,393
17,863	IndyMac INDX Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.82%, 7/25/36, Callable 3/25/24 @ 100*(b)	12,461
29,498	IndyMac INDX Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.86%, 8/25/36, Callable 3/25/24 @ 100*(b)	19,742
7,262	IndyMac INDX Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.63%, 8/25/34, Callable 3/25/24 @ 100*(b)	6,789
14,750	IndyMac INDX Mortgage Loan Trust, Series 2004-AR4, Class 3A, 5.00%, 8/25/34, Callable 3/25/24 @ 100*(b)	13,466
1,243	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 4.54%, 8/25/36, Callable 3/25/24 @ 100*(b)	967
11,778	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 5.95%, 4/21/34, Callable 3/21/24 @ 100*(b)	11,069
4,473	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 5.07%, 12/25/34, Callable 3/25/24 @ 100*(b)	4,131
597	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 5.29%, 2/25/34, Callable 3/25/24 @ 100*(b)	535
5,281	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 5.52%, 7/25/34, Callable 3/25/24 @ 100*(b)	4,958

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 29, 2024 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$3,247	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 5.24%, 8/25/34, Callable 3/25/24 @ 100*(b)	$3,100
1,377	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 5.36%, 8/25/34, Callable 3/25/24 @ 100*(b)	1,295
326,923	PNMAC GMSR ISSUER TRUST, Series 2018- GT2, Class A, 8.84% (TSFR1M + 351 bps), 8/25/25(a)	328,484
17,492	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 5.27%, 12/25/34, Callable 3/25/24 @ 100*(b)	14,924
793	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 6.42%, 2/25/34, Callable 3/25/24 @ 100*(b)	727
931	Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 1A1, 4.62%, 12/27/35, Callable 3/25/24 @ 100*(b)	919
8,730	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-24A, Class 1A3, 6.92%, 7/25/33, Callable 3/25/24 @ 100*(b)	8,411
37,237	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 1A1, 4.02%, 11/25/36, Callable 3/25/24 @ 100*(b)	31,118
1,061	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR8, Class 1A1, 4.40%, 8/25/46, Callable 3/25/24 @ 100*(b)	915
5,694	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A2, 4.48%, 9/25/36, Callable 3/25/24 @ 100*(b)	4,630
2,697	WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class A2, 4.56%, 6/25/34, Callable 3/25/24 @ 100*(b)	2,421
3,524	WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class A1B, 6.28% (TSFR1M + 95 bps), 7/25/44, Callable 3/25/24 @ 100*	3,224
		1,129,250
Prime Fixed Mortgage Backed Securities (12.1%)
368,680	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, 11/25/59, Callable 3/25/24 @ 100*(a)(b)	356,159
3,793	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31, Callable 3/25/24 @ 100*	3,662
50,649	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM2, Class 1CB2, 6.75%, 8/25/34, Callable 3/25/24 @ 100*	49,721
9,544	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM2, Class 2CB3, 8.00%, 8/25/34, Callable 3/25/24 @ 100*	9,566
57,421	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	52,227
7,144	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 3/25/24 @ 100*	7,001
13,085	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33, Callable 3/25/24 @ 100*	12,912

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$28,531	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32, Callable 3/25/24 @ 100*	$7,378
168,424	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32, Callable 3/25/24 @ 100*	173,126
3,376	CSFB Mortgage-Backed Trust, Series 2004-7, Class 5A1, 5.00%, 10/25/19	3,319
701,216	Fannie Mae REMIC Trust, Series 2004-W10, Class A6, 5.75%, 8/25/34, Callable 3/25/24 @ 100*	707,296
316,411	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A8, 4.00%, 11/25/49, Callable 3/25/24 @ 100*(a)(b)	291,275
14,255	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33, Callable 3/25/24 @ 100*	13,109
20,143	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35, Callable 2/25/33 @ 100*	7,698
484,717	JPMorgan Mortgage Trust, Series 2020-4, Class A3A, 2.50%, 11/25/50, Callable 10/25/39 @ 100*(a)(b)	395,407
386,436	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47, Callable 9/25/32 @ 100*(a)(b)	327,934
8,683	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36, Callable 3/25/24 @ 100*	4,181
1,343,333	NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 6.84% (TSFR1M + 151 bps), 5/25/55, Callable 5/25/24 @ 100*(a)	1,342,769
3,755	RFMSI Trust, Series 2005-S7, Class A1, 5.50%, 11/25/35, Callable 3/25/24 @ 100*	2,758
10,913	RFMSI Trust, Series 2003-S9, Class A1, 6.50%, 3/25/32, Callable 3/25/24 @ 100*	10,525
44,598	Structured Asset Mortgage Investments Trust, Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 3/25/24 @ 100*	43,079
		3,821,102
Subprime Mortgage Backed Securities (0.8%)
8,023	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56, Callable 7/25/31 @ 100*(a)(b)	7,989
254,666	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 9/25/30 @ 100*(a)(b)	245,397
		253,386
U.S. Government Agency Mortgage Backed Securities (9.1%)
10,379	Fannie Mae, 5.67% (RFUCCT1Y + 133 bps), 1/1/35, Pool #805386	10,361
214	Fannie Mae, 5.98% (H15T1Y + 222 bps), 6/1/32, Pool #725286	213
17,288	Fannie Mae, 6.29% (H15T1Y + 229 bps), 2/1/30, Pool #556998	17,197
744,166	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.45%, 9/26/33, Callable 3/26/24 @ 100*(b)(c)	712,779
140,203	Fannie Mae REMIC, Series 2013-68, Class NA, 1.00%, 3/25/42	115,423

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 29, 2024 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$21,586	Fannie Mae REMIC, Series 2012-31, Class PA, 2.00%, 4/25/41	$20,978
44	Fannie Mae REMIC, Series 2012-96, Class PD, 2.00%, 7/25/41	43
111,874	Fannie Mae REMIC, Series 2013-18, Class NA, 2.00%, 12/25/42	96,821
68,242	Fannie Mae REMIC, Series 2013-73, Class PD, 2.25%, 6/25/42	62,441
65,535	Fannie Mae REMIC, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	61,106
48,743	Fannie Mae REMIC, Series 2011-118, Class NA, 3.00%, 11/25/41	45,022
107,917	Fannie Mae REMIC, Series 2014-1, Class AB, 3.00%, 6/25/43	100,792
410,071	Fannie Mae REMIC, Series 2018-83, Class LC, 3.00%, 11/25/48	357,290
1,000	Fannie Mae REMIC, Series 1996-42, Class LL, 7.50%, 9/25/26	998
277,361	Fannie Mae REMIC Trust, Series 2003-W16, Class AF5, 4.40%, 11/25/33, Callable 3/25/24 @ 100*(b)(c)	266,577
797	Fannie Mae REMIC Trust, Series 2001-W4, Class AF6, 5.11%, 1/25/32, Callable 3/25/24 @ 100*(b)(c)	788
2,427	Fannie Mae REMIC Trust, Series 2001-W2, Class AF6, 6.09%, 10/25/31, Callable 3/25/24 @ 100*(b)(c)	2,424
4,410	Fannie Mae REMIC Trust, Series 2001-W1, Class AF6, 6.40%, 7/25/31, Callable 3/25/24 @ 100*(b)(c)	4,443
1,901	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	1,818
1,624	Freddie Mac, 7.30% (RFUCCT6M + 152 bps), 4/1/36, Pool #1N0148	1,645
25,739	Freddie Mac REMIC, Series 4146, Class ML, 1.50%, 10/15/42	24,757
224,031	Freddie Mac REMIC, Series 4220, Class KC, 1.50%, 5/15/32	212,513
22,788	Freddie Mac REMIC, Series 3982, Class MD, 2.00%, 5/15/39	22,295
100,238	Freddie Mac REMIC, Series 4019, Class GB, 2.00%, 12/15/41	91,406
24,303	Freddie Mac REMIC, Series 4272, Class YG, 2.00%, 11/15/26	24,160
67,282	Freddie Mac REMIC, Series 3913, Class PC, 2.50%, 3/15/41	64,826
293,730	Freddie Mac REMIC, Series 4374, Class GA, 3.00%, 9/15/36	277,156
312,384	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	269,125
209	Government National Mortgage Assoc., 3.63% (H15T1Y + 150 bps), 1/20/25, Pool #8580	207
382	Government National Mortgage Assoc., 3.63% (H15T1Y + 150 bps), 1/20/25, Pool #8585	377
232	Government National Mortgage Assoc., 3.63% (H15T1Y + 150 bps), 3/20/26, Pool #8832	228
892	Government National Mortgage Assoc., 3.63% (H15T1Y + 150 bps), 3/20/29, Pool #80263	869
733	Government National Mortgage Assoc., 3.75% (H15T1Y + 150 bps), 12/20/27, Pool #80141	725
5,162	Government National Mortgage Assoc., 3.88% (H15T1Y + 150 bps), 5/20/34, Pool #80916	5,129

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$35	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	$36
6	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	7
		2,872,975
Total Mortgage Backed Securities (Cost $9,791,912)		8,751,743

Commercial Mortgage Backed Securities (0.1%)
Alt-A - Fixed Rate Mortgage Backed Securities (0.1%)
24,728	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.05%, 10/10/46, Callable 3/10/24 @ 100*	23,803
Total Commercial Mortgage Backed Securities (Cost $24,442)		23,803

Corporate Bonds (22.5%)
Aerospace & Defense (3.0%)
920,000	Boeing Co (The), 7.95% 8/15/24	934,290
Banks (5.8%)
1,057,740	SouthTrust Bank, 7.74% 5/15/25	1,074,011
800,000	Truist Financial Corp., Series N, 4.80% (H15T5Y + 300 bps), Callable 9/1/24 @ 100 *(d)	757,059
		1,831,070
Capital Markets (5.8%)
800,000	Charles Schwab Corp (The), Series I, 4.00% (H15T5Y + 317 bps), Callable 6/1/26 @ 100 *(d)	736,823
1,116,000	Goldman Sachs Group, Inc (The), 1.30% 11/15/24, Callable 5/15/24 @ 100 *	1,079,096
2,000,000	Lehman Brothers Holdings, Inc., 6.00% 7/19/12, MTN (e)	2,000
		1,817,919
Financial Services (3.5%)
1,206,000	Western Union Co (The), 1.35% 3/15/26, Callable 2/15/26 @ 100 *	1,110,606
Insurance (2.0%)
670,000	Athene Global Funding, 1.72% 1/7/25 (a)	647,971
Tobacco (2.4%)
806,000	BAT Capital Corp., 3.22% 9/6/26, Callable 7/6/26 @ 100 *	764,131
Total Corporate Bonds (Cost $8,252,803)		7,105,987

Taxable Municipal Bonds (0.6%)
Pennsylvania (0.6%)
190,000	Philadelphia Authority for Industrial Development Revenue, 3.96%, 4/15/26	186,761
Total Taxable Municipal Bonds (Cost $189,839)		186,761

U.S. Government Agency Securities (12.3%)
Federal Farm Credit Banks Funding Corp.
1,000,000	1.23%, 9/10/29, Callable 3/13/24 @ 100 *	839,136
350,000	5.38% (SOFR + 6 bps), 10/8/24	350,047
		1,189,183

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 29, 2024 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Federal Home Loan Banks
$35,000	0.90%, 8/27/26, Callable 5/27/24 @ 100 *	$31,869
250,000	1.00%, 3/29/29, Callable 3/29/24 @ 100 *(b)	218,242
252,500	1.25%, 2/19/30, Callable 5/19/24 @ 100 *	208,179
370,000	Series 4, 1.75%, 6/30/25, Callable 3/30/24 @ 100 *(b)	357,353
180,000	2.10%, 11/26/31, Callable 3/13/24 @ 100 *	148,555
300,000	4.84%, 5/15/30, Callable 5/15/25 @ 100 *	295,741
220,000	5.40%, 2/24/28, Callable 5/24/24 @ 100 *	219,673
350,000	5.44% (SOFR + 12 bps), 5/1/25	350,174
400,000	5.46% (SOFR + 14 bps), 4/21/25	400,042
		2,229,828
Federal Home Loan Mortgage Corporation
249,000	3.63%, 7/26/24, Callable 4/26/24 @ 100 *	247,253
Federal National Mortgage Association
250,000	Series 1, 1.00%, 10/27/28, Callable 4/27/24 @ 100 *	213,831
Total U.S. Government Agency Securities (Cost $4,081,487)		3,880,095

U.S. Treasury Obligations (9.7%)
U.S. Treasury Notes
730,000	1.50%, 2/15/30	624,122
400,000	3.88%, 12/31/27	393,109
942,000	4.13%, 9/30/27	933,978
1,100,000	4.25%, 9/30/24	1,093,727
Total U.S. Treasury Obligations (Cost $3,097,306)		3,044,936
Investment in Affiliates (3.1%)
983,196	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.20%(f)	983,196
Total Investment in Affiliates (Cost $983,196)		983,196
Total Investments (Cost $34,735,642) — 99.5%		31,365,625
Other assets in excess of liabilities — 0.5%		161,647
Net Assets - 100.0%		$31,527,272

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 29, 2024.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 29, 2024.
(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future
(e)	Issuer has defaulted on the payment of interest.
(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2024.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
H15T1Y	1 Year Treasury Constant Maturity Rate
H15T5Y	5 Year Treasury Constant Maturity Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TSFR1M	CME Term Secured Overnight Financing Rate 1-Month

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 29, 2024 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (12.8%)
$280,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	$253,036
250,000	HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 5/1/24 @ 100*(a)	233,160
286,807	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	276,598
198,193	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 5/15/24 @ 100*(a)	177,129
224,996	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	215,617
139,975	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	120,380
Total Asset Backed Securities (Cost $1,390,540)		1,275,920

Mortgage Backed Securities† (27.3%)
Alt-A - Fixed Rate Mortgage Backed Securities (1.6%)
2,248	Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35, Callable 3/25/24 @ 100*	1,820
6,642	Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34, Callable 3/25/24 @ 100*	6,559
58,846	Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 3/25/24 @ 100*	25,011
3,647	CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-1, Class 4A1, 5.00%, 2/25/19	3,528
6,205	MASTR Alternative Loan Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34, Callable 3/25/24 @ 100*	5,891
5,772	MASTR Alternative Loan Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34, Callable 3/25/24 @ 100*	5,485
140	MASTR Alternative Loan Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	120
11,328	MASTR Alternative Loan Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 3/25/24 @ 100*	10,718
6,033	MASTR Alternative Loan Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33, Callable 3/25/24 @ 100*	6,090
10,326	MASTR Alternative Loan Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34, Callable 3/25/24 @ 100*	9,976
18,256	MASTR Alternative Loan Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34, Callable 3/25/24 @ 100*	17,629
232	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 2A5, 5.66%, 3/25/35, Callable 3/25/24 @ 100*(b)(c)	226
19,757	RALI Trust, Series 2006-QS12, Class 1A2, 6.50%, 9/25/36, Callable 3/25/24 @ 100*	8,811
33,711	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35, Callable 3/25/24 @ 100*	15,363
38,901	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36, Callable 3/25/24 @ 100*	21,149

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$24,932	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-6, Class 1CB, 6.50%, 8/25/35, Callable 3/25/24 @ 100*	$21,824
		160,200
Prime Adjustable Rate Mortgage Backed Securities (2.5%)
3,744	Banc of America Funding Trust, Series 2004-B, Class 5A1, 5.62%, 11/20/34, Callable 3/20/24 @ 100*(b)	3,541
2,224	Bear Stearns ARM Trust, Series 2004-9, Class 12A3, 5.33%, 11/25/34, Callable 3/25/24 @ 100*(b)	2,221
645	Bear Stearns ARM Trust, Series 2003-7, Class 4A, 5.71%, 10/25/33, Callable 3/25/24 @ 100*(b)	644
7,043	CHL Mortgage Pass-Through Trust, Series 2004-2, Class 2A1, 4.52%, 2/25/34, Callable 3/25/24 @ 100*(b)	5,678
6,526	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.65%, 4/25/37, Callable 3/25/24 @ 100*(b)	5,527
11,647	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 4.05%, 10/25/36, Callable 3/25/24 @ 100*(b)	8,215
2,355	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 4.69% (US0003M + 101 bps), 4/25/36, Callable 3/25/24 @ 100*	1,998
110,326	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 4.90%, 9/25/35, Callable 3/25/24 @ 100*(b)	97,184
11,376	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.11%, 2/25/35, Callable 3/25/24 @ 100*(b)	10,555
28,946	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 2.76%, 10/25/40, Callable 3/25/24 @ 100*(a)(b)	17,313
104,699	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.92%, 6/20/44, Callable 3/20/24 @ 100*(a)(b)	97,429
		250,305
Prime Fixed Mortgage Backed Securities (6.3%)
1,600	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.56%, 9/25/35, Callable 3/25/24 @ 100*(b)(c)	1,330
46,016	Angel Oak Mortgage Trust, Series 2019-5, Class A1, 2.59%, 10/25/49, Callable 3/25/24 @ 100*(a)(b)	44,302
11,942	Chase Mortgage Finance Trust, Series 2007-S2, Class 2A1, 5.50%, 3/25/37, Callable 3/25/24 @ 100*	911
42,137	ChaseFlex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 3/25/24 @ 100*	28,563
115	CHL Mortgage Pass-Through Trust, Series 2004-J6, Class 1A2, 5.25%, 8/25/24, Callable 3/25/24 @ 100*	115
5,915	CHL Mortgage Pass-Through Trust, Series 2005-29, Class A1, 5.75%, 12/25/35, Callable 3/25/24 @ 100*	2,846
3,859	Citigroup Mortgage Loan Trust, Inc., Series 2005- 1, Class 3A1, 6.50%, 4/25/35	3,710
4,255	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM1, Class 1A3, 6.75%, 7/25/34, Callable 3/25/24 @ 100*	4,099

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 29, 2024 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$9,680	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 8A1, 6.00%, 11/25/33, Callable 3/25/24 @ 100*	$9,521
196,924	Flagstar Mortgage Trust, Series 2021-4, Class A5, 2.50%, 6/1/51, Callable 4/25/47 @ 100*(a)(b)	170,481
10,489	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 4/25/31 @ 100*(a)(b)	9,407
109,783	GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class A14, 3.00%, 10/25/50, Callable 4/25/43 @ 100*(a)(b)	92,432
129,459	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34, Callable 3/25/24 @ 100*	119,593
66	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	65
444	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32, Callable 3/25/24 @ 100*	430
3,766	MASTR Alternative Loan Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	2,784
736	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34, Callable 3/25/24 @ 100*	700
15,148	RAMP Trust, Series 2005-SL2, Class A3, 7.00%, 2/25/32, Callable 2/25/29 @ 100*	11,981
5,534	Structured Asset Mortgage Investments Trust, Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 3/25/24 @ 100*	5,345
30	Structured Asset Securities Corp. Mort Pass- Through Certificate Trust, Series 1997-2, Class 2A4, 7.25%, 3/28/30, Callable 3/28/24 @ 100*	29
545	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 3/25/24 @ 100*	506
216	WaMu Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 3/25/24 @ 100*	214
139,484	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 4/25/47 @ 100*(a)(b)	120,840
		630,204
Subprime Mortgage Backed Securities (0.8%)
20,798	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 9/25/29 @ 100*(a)(b)	20,216
58,337	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 3/25/31 @ 100*(a)(b)	56,444
		76,660
U.S. Government Agency Mortgage Backed Securities (16.1%)
84,337	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 8/25/30	82,118
99,914	Fannie Mae, 5.00%, 8/1/53, Pool #FS5659	96,875
243,089	Fannie Mae, 5.50%, 3/1/53, Pool #MA4941	240,442
1,243	Fannie Mae, 5.88% (RFUCCT1Y + 163 bps), 9/1/33, Pool #739372	1,231
67	Fannie Mae, 6.00%, 4/1/35, Pool #735503	69
1,603	Fannie Mae, 6.11% (RFUCCT1Y + 186 bps), 1/1/37, Pool #906675	1,600

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$222	Fannie Mae Grantor Trust, Series 2002-T1, Class A3, 7.50%, 11/25/31, Callable 3/25/24 @ 100*	$228
43,782	Fannie Mae REMIC, Series 2010-100, Class LA, 2.50%, 7/25/40	40,563
46,105	Fannie Mae REMIC, Series 2014-61, Class P, 2.50%, 7/25/44	41,470
12,534	Fannie Mae REMIC, Series 2015-12, Class PC, 2.50%, 7/25/44	12,087
91,086	Fannie Mae REMIC, Series 2015-59, Class LM, 3.00%, 7/25/45	83,057
140,502	Fannie Mae REMIC, Series 2023-16, Class VE, 5.50%, 3/25/34	141,284
421	Fannie Mae REMIC, Series 2001-55, Class PC, 6.50%, 10/25/31	429
8,016	Fannie Mae Trust, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 3/25/24 @ 100*	8,259
113,739	Freddie Mac, 5.00%, 12/1/53, Pool #SD8382	110,279
3,188	Freddie Mac, 7.74% (H15T1Y + 237 bps), 8/1/34, Pool #755230	3,132
31,351	Freddie Mac REMIC, Series 4220, Class KC, 1.50%, 5/15/32	29,739
19,200	Freddie Mac REMIC, Series 4076, Class QC, 2.00%, 11/15/41	18,292
29,567	Freddie Mac REMIC, Series 4461, Class EA, 2.00%, 7/15/37	28,251
142,886	Freddie Mac REMIC, Series 3908, Class B, 2.50%, 6/15/39	127,905
157,763	Freddie Mac REMIC, Series 5303, Class B, 5.50%, 6/25/45	155,749
6	Freddie Mac REMIC, Series 1714, Class K, 7.00%, 4/15/24, Callable 3/15/24 @ 100*	6
234	Freddie Mac REMIC, Series 1904, Class D, 7.50%, 10/15/26, Callable 3/15/24 @ 100*	235
66,939	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	57,670
230,563	Government National Mortgage Assoc., Series 2023-47, Class AQ, 5.00%, 6/20/48	228,306
98,864	Government National Mortgage Assoc., Series 2023-186, Class MV, 5.50%, 10/20/34	99,716
2,082	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	2,076
23	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	24
12	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	12
199	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	199
1,122	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	1,131
		1,612,434
Total Mortgage Backed Securities (Cost $2,970,919)		2,729,803

Commercial Mortgage Backed Securities (0.2%)
Alt-A - Fixed Rate Mortgage Backed Securities (0.2%)
16,127	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.05%, 10/10/46, Callable 3/10/24 @ 100*	15,524
Total Commercial Mortgage Backed Securities (Cost $15,946)		15,524

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 29, 2024 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Corporate Bonds (18.1%)
Air Freight & Logistics (1.6%)
$155,732	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88% 10/15/27	$157,176
Banks (1.3%)
135,000	Bank of America Corp., 5.02% (SOFR + 216 bps) 7/22/33, Callable 7/22/32 @ 100 *	131,429
Capital Markets (1.3%)
140,000	Goldman Sachs Group, Inc. (The), 3.50% 11/16/26, Callable 11/16/25 @ 100 *	134,313
Electric Utilities (2.5%)
275,000	Entergy Mississippi LLC, Class Yes, 3.25% 12/1/27	254,609
Electrical Equipment (2.1%)
250,000	Emerson Electric Co., 2.20% 12/21/31, Callable 9/21/31 @ 100 *	207,520
Financial Services (3.0%)
300,000	Jackson National Life Global Funding, 2.65% 6/21/24 (a)	296,945
Household Durables (3.9%)
400,000	Harman International Industries, Inc., 4.15% 5/15/25, Callable 2/15/25 @ 100 *	393,271
Oil, Gas & Consumable Fuels (1.0%)
100,000	Virginia Power Fuel Securitization LLC, Series A2, 4.88% 5/1/31	99,745
Semiconductors & Semiconductor Equipment (1.4%)
150,000	Broadcom, Inc., 4.15% 11/15/30, Callable 8/15/30 @ 100 *	140,359
Total Corporate Bonds (Cost $1,934,331)		1,815,367

Taxable Municipal Bonds (8.2%)
Arizona (2.5%)
250,000	City of Glendale AZ, Certificate Participation, 0.90%, 7/1/24	246,108
Colorado (1.4%)
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 1.11%, 5/1/25, GNMA: GOV. NATL MTGE ASSOCIATION	143,290
Rhode Island (3.9%)
400,000	Rhode Island Convention Center Authority Revenue, Series A, 3.15%, 5/15/25	389,477
Wisconsin (0.4%)
45,000	Public Financial Authority Revenue, 4.45%, 10/1/25, AGM(a)	44,456
Total Taxable Municipal Bonds (Cost $844,890)		823,331
U.S. Government Agency Securities (10.8%)
Federal Farm Credit Banks Funding Corp.
350,000	2.12%, 5/23/31, Callable 3/13/24 @ 100 *	292,363
250,000	2.32%, 1/26/32, Callable 3/13/24 @ 100 *	209,972
		502,335
Federal Home Loan Banks
250,000	1.25%, 8/16/28, Callable 5/16/24 @ 100 *(b)	224,306
220,000	1.25%, 3/17/31, Callable 3/17/24 @ 100 *(b)	188,159
200,000	Series 2, 1.50%, 10/28/31, Callable 4/28/24 @ 100 *(b)	167,658
		580,123
Total U.S. Government Agency Securities (Cost $1,160,327)		1,082,458

U.S. Treasury Obligations (13.3%)
U.S. Treasury Notes
1,349,000	4.13%, 11/15/32	1,333,824
Total U.S. Treasury Obligations (Cost $1,352,692)		1,333,824

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (8.7%)
870,576	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.20%(d)	$870,576
Total Investment in Affiliates (Cost $870,576)		870,576
Total Investments (Cost $10,540,221) — 99.4%		9,946,803
Other assets in excess of liabilities — 0.6%		62,335
Net Assets - 100.0%		$10,009,138

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 29, 2024 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 29, 2024.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 29, 2024.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2024.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
GNMA	Government National Mortgage Association
H15T1Y	1 Year Treasury Constant Maturity Rate
REMIC	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
US0003M	3 Month US Dollar LIBOR

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 29, 2024 (Unaudited)

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities (15.4%)
$825,000	Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100*(a)	$743,599
1,250,000	Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 11/20/24 @ 100*(a)	1,210,555
338,831	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33, Callable 4/25/26 @ 100*(a)	321,911
720,000	Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.25%, 2/25/49, Callable 2/25/27 @ 100*(a)	699,649
1,100,000	CoreVest American Finance Trust, Series 2021-2, Class B, 2.38%, 7/15/54, Callable 7/15/31 @ 100*	895,787
1,065,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54, Callable 1/25/27 @ 100*(a)	997,985
582,895	Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 5/15/27 @ 100*(a)	578,523
1,086,250	DRIVEN BRANDS FUNDING LLC, Series 2022-1A, Class A2, 7.39%, 10/20/52, Callable 10/20/25 @ 100*(a)	1,101,312
1,212,683	Finance of America Structured Securities RMF Trust, Series 2023-S1, Class A1, 3.00%, 9/25/61(a)(b)	1,133,934
1,490,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	1,346,516
1,500,000	HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 5/1/24 @ 100*(a)	1,398,961
648,000	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @ 100*(a)	599,755
928,477	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	895,427
423,775	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 1/20/26 @ 100*(a)	401,794
–	RAAC Trust, Series 2004-SP1, Class AI4, 5.29%, 8/25/27, Callable 3/25/24 @ 100*(b)	–
515,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 3/20/24 @ 100*(a)	497,666
2,277,400	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 1/20/50, Callable 3/20/24 @ 100*(a)	2,155,986
638,175	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48, Callable 11/25/25 @ 100*(a)	622,144
440,691	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.15%, 6/19/51, Callable 3/17/24 @ 100*(a)	397,679
77,419	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 5/15/24 @ 100*(a)	69,191
1,079,981	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	1,034,960
560,803	Willis Engine Structured Trust III, Series 2017-A, Class A, 4.69%, 8/15/42, Callable 7/15/27 @ 100*(a)(b)	479,531
839,848	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	722,277

Shares or
Principal
Amount	Security Description	Value

Asset Backed Securities, continued:
$516,750	ZAXBY’S FUNDING LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	$453,853
Total Asset Backed Securities (Cost $19,879,933)		18,758,995

Mortgage Backed Securities† (21.7%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.0%^)
49,744	Bear Stearns Alternative Trust, Series 2006-6, Class 32A1, 4.56%, 11/25/36, Callable 11/25/27 @ 100*(b)	25,304
1,910	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 6.21%, 12/25/36, Callable 3/25/24 @ 100*(b)(c)	1,847
		27,151
Alt-A - Fixed Rate Mortgage Backed Securities (0.3%)
38,204	Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35, Callable 3/25/24 @ 100*	27,253
4,629	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34, Callable 3/25/24 @ 100*	4,586
21,069	Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36, Callable 3/25/24 @ 100*	9,756
138,039	Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37, Callable 3/25/24 @ 100*	66,133
166,461	Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36, Callable 3/25/24 @ 100*	69,880
5,058	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46, Callable 3/25/24 @ 100*	4,378
16,047	Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A1, 5.50%, 1/25/34, Callable 3/25/24 @ 100*(b)(c)	13,584
7,293	MASTR Alternative Loan Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35, Callable 7/25/24 @ 100*	6,483
31,128	MASTR Alternative Loan Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 3/25/24 @ 100*	30,322
11,328	MASTR Alternative Loan Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 3/25/24 @ 100*	10,718
12,368	MASTR Alternative Loan Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35, Callable 3/25/24 @ 100*	9,714
342	MASTR Alternative Loan Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33, Callable 3/25/24 @ 100*	344
4,455	MASTR Alternative Loan Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34, Callable 3/25/24 @ 100*	4,398
2,500	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2003-A1, Class A2, 6.00%, 5/25/33, Callable 3/25/24 @ 100*	2,424
139,505	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-3, Class 1CB5, 5.50%, 5/25/35, Callable 3/25/24 @ 100*	116,408

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 29, 2024 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$2,531	WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB1, Class 4A, 6.00%, 6/25/34, Callable 3/25/24 @ 100*	$2,486
		378,867
Prime Adjustable Rate Mortgage Backed Securities (1.4%)
378,490	GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A6, 2.50%, 2/25/52, Callable 7/25/47 @ 100*(a)(b)	329,093
833,014	GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A8, 2.50%, 1/25/52, Callable 5/25/47 @ 100*(a)(b)	721,224
3,201	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 4.05%, 6/25/36, Callable 3/25/24 @ 100*(b)	2,101
89,586	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 5.82%, 8/25/35, Callable 3/25/24 @ 100*(b)	82,607
6,729	Merrill Lynch Mortgage Investors Trust, Series 2004-HB1, Class A3, 5.16%, 4/25/29, Callable 3/25/24 @ 100*(b)	5,868
763,736	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, 9/25/66, Callable 10/25/24 @ 100*(a)(b)	629,919
3,413	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 4.77%, 6/25/36, Callable 3/25/24 @ 100*(b)	2,153
		1,772,965
Prime Fixed Mortgage Backed Securities (3.6%)
230,497	Arroyo Mortgage Trust, Series 2019-3, Class A1, 2.96%, 10/25/48, Callable 3/25/24 @ 100*(a)(b)	212,209
2,284	Chase Mortgage Finance Trust, Series 2002-S4, Class A23, 6.25%, 3/25/32, Callable 3/25/24 @ 100*	2,099
79,872	ChaseFlex Trust, Series 2006-2, Class A5, 4.38%, 9/25/36, Callable 3/25/24 @ 100*(b)	68,931
25,282	ChaseFlex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 3/25/24 @ 100*	17,138
20,716	ChaseFlex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37, Callable 3/25/24 @ 100*	7,306
1,000	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 3/25/24 @ 100*	950
2,812	CHL Mortgage Pass-Through Trust, Series 2004-18, Class A1, 6.00%, 10/25/34, Callable 3/25/24 @ 100*	2,675
2,793	CHL Mortgage Pass-Through Trust, Series 2004-21, Class A10, 6.00%, 11/25/34, Callable 3/25/24 @ 100*	2,658
1,150,192	CIM Trust, Series 2021-J2, Class A4, 2.50%, 4/25/51, Callable 3/25/48 @ 100*(a)(b)	1,004,132
10,494	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	10,089
92,208	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 3A1, 6.00%, 10/25/35, Callable 3/25/24 @ 100*	29,117
91	FNT Mortgage-Backed Pass-Through Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	86
341	GMACM Mortgage Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33, Callable 3/25/24 @ 100*(b)(c)	337

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$819,695	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class A8, 2.50%, 7/25/52, Callable 7/25/49 @ 100*(a)(b)	$706,913
776,717	JPMorgan Mortgage Trust, Series 2019-6, Class A5, 3.50%, 12/25/49, Callable 3/25/24 @ 100*(b)	688,138
10,370	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.52%, 4/25/36, Callable 3/25/24 @ 100*(b)	8,650
14,093	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34, Callable 3/25/24 @ 100*	12,412
781,770	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A10, 2.50%, 6/25/51, Callable 8/25/48 @ 100*(a)(b)	679,664
70,790	RAAC Trust, Series 2004-SP2, Class A22, 6.00%, 1/25/32, Callable 3/25/24 @ 100*	61,527
11,539	Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 1/25/31, Callable 3/25/24 @ 100*(a)	10,759
36,633	TBW Mortgage-Backed Trust, Series 2006-2, Class 7A1, 7.00%, 7/25/36, Callable 3/25/24 @ 100*	4,459
19,439	WaMu Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 3/25/24 @ 100*	19,241
619,927	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 4/25/47 @ 100*(a)(b)	537,069
208,812	Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.50%, 7/25/49, Callable 3/25/24 @ 100*(a)(b)	184,745
93,103	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45, Callable 3/20/24 @ 100*(a)(b)	83,854
		4,355,158
Subprime Mortgage Backed Securities (0.3%)
155,346	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 9/25/30 @ 100*(a)(b)	149,692
55,460	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 9/25/29 @ 100*(a)(b)	53,910
165,288	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 3/25/31 @ 100*(a)(b)	159,924
		363,526
U.S. Government Agency Mortgage Backed Securities (16.1%)
286,747	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 8/25/30	279,203
125	Fannie Mae, 5.00%, 8/1/33, Pool #730856	124
76	Fannie Mae, 5.00%, 7/1/35, Pool #832198	75
1,202,853	Fannie Mae, 5.00%, 8/1/53, Pool #FS5659	1,166,262
93	Fannie Mae, 5.50%, 2/1/33, Pool #683351	95
62	Fannie Mae, 5.50%, 9/1/34, Pool #725773	63
1,375,973	Fannie Mae, 5.50%, 3/1/53, Pool #MA4941	1,360,994
6,163	Fannie Mae, 6.43% (H15T1Y + 231 bps), 12/1/27, Pool #422279	6,118
736,531	Fannie Mae REMIC, Series 2021-52, Class JC, 1.25%, 7/25/51	608,189

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 29, 2024 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$205,962	Fannie Mae REMIC, Series 2012-111, Class EC, 2.00%, 12/25/41	$183,956
92,490	Fannie Mae REMIC, Series 2013-23, Class AB, 2.00%, 2/25/43	81,536
322,098	Fannie Mae REMIC, Series 2020-54, Class TA, 2.00%, 5/25/43	296,597
104,350	Fannie Mae REMIC, Series 2012-30, Class CB, 2.25%, 10/25/41	96,088
73,163	Fannie Mae REMIC, Series 2010-100, Class LA, 2.50%, 7/25/40	67,782
136,275	Fannie Mae REMIC, Series 2012-104, Class QC, 2.50%, 5/25/42	123,543
34,579	Fannie Mae REMIC, Series 2014-61, Class P, 2.50%, 7/25/44	31,103
139,386	Fannie Mae REMIC, Series 2020-2, Class JD, 2.50%, 2/25/50	117,271
151,447	Fannie Mae REMIC, Series 2014-33, Class PE, 3.00%, 4/25/43	143,582
182,809	Fannie Mae REMIC, Series 2015-59, Class LM, 3.00%, 7/25/45	166,694
744,032	Fannie Mae REMIC, Series 2018-94, Class ZE, 3.50%, 1/25/49	672,760
431,134	Fannie Mae REMIC, Series 2022-35, Class CK, 4.00%, 3/25/47	406,917
1,025,779	Fannie Mae REMIC, Series 2022-61, Class D, 4.00%, 6/25/44	984,732
1,139,772	Fannie Mae REMIC, Series 2023-19, Class BA, 5.00%, 12/25/50	1,120,208
1,873,361	Fannie Mae REMIC, Series 2023-16, Class VE, 5.50%, 3/25/34	1,883,785
644	Fannie Mae REMIC, Series 1998-36, Class ZB, 6.00%, 7/18/28	647
8,001	Fannie Mae REMIC Trust, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 3/25/24 @ 100*(b)(c)	7,604
15,359	Fannie Mae Trust, Series 2003-W6, Class 6A, 4.27%, 8/25/42, Callable 3/25/24 @ 100*(b)	14,753
1,226,405	Freddie Mac, 5.00%, 12/1/53, Pool #SD8382	1,189,093
70	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	70
1,177,698	Freddie Mac, 6.00%, 5/1/53, Pool #SD8325	1,183,336
452	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	465
60,143	Freddie Mac REMIC, Series 4019, Class GB, 2.00%, 12/15/41	54,844
54,206	Freddie Mac REMIC, Series 4461, Class EA, 2.00%, 7/15/37	51,794
100,856	Freddie Mac REMIC, Series 3913, Class PC, 2.50%, 3/15/41	97,174
821,711	Freddie Mac REMIC, Series 4893, Class PD, 2.50%, 5/15/49	702,590
80,220	Freddie Mac REMIC, Series 3721, Class PE, 3.50%, 9/15/40	75,946
27,886	Freddie Mac REMIC, Series 3780, Class MK, 3.50%, 10/15/40	26,686
1,150,748	Freddie Mac REMIC, Series 5384, Class A, 5.00%, 9/25/50	1,127,811
49	Freddie Mac REMIC, Series 2610, Class VB, 5.50%, 7/15/24	49
1,284,645	Freddie Mac REMIC, Series 5303, Class B, 5.50%, 6/25/45	1,268,242
598	Freddie Mac REMIC, Series 2148, Class ZA, 6.00%, 4/15/29	598

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$3,936	Freddie Mac REMIC, Series 2036, Class PD, 6.50%, 3/15/28	$3,987
145,035	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	124,951
1,351,130	Government National Mortgage Assoc., 3.00%, 4/20/53, Pool #MA8796	1,192,938
173,849	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	165,295
73,568	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	68,916
7,469	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	7,268
1,136,520	Government National Mortgage Assoc., Series 2022-205, Class UA, 5.00%, 5/20/52	1,121,534
1,293,978	Government National Mortgage Assoc., Series 2023-47, Class AQ, 5.00%, 6/20/48	1,281,310
2,125	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	2,140
		19,567,718
Total Mortgage Backed Securities (Cost $27,855,036)		26,465,385

Commercial Mortgage Backed Securities (1.0%)
Alt-A - Fixed Rate Mortgage Backed Securities (1.0%)
123,640	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.05%, 10/10/46, Callable 3/10/24 @ 100*	119,016
1,250,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.72%, 3/15/50, Callable 4/15/27 @ 100*	1,173,880
Total Commercial Mortgage Backed Securities (Cost $1,278,258)		1,292,896

Corporate Bonds (17.5%)
Air Freight & Logistics (0.7%)
896,060	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88% 10/15/27	904,368
Banks (3.4%)
2,475,000	Bank of America Corp., 3.31% (SOFR + 158 bps)4/22/42, Callable 4/22/41 @ 100 *	1,872,852
1,550,000	JPMorgan Chase & Co., Class Yes, 2.52% (SOFR + 204 bps)4/22/31	1,325,101
1,350,000	Wells Fargo & Co., 3.07% (SOFR + 253 bps)4/30/41, Callable 4/30/40 @ 100 *	996,214
		4,194,167
Beverages (0.6%)
800,000	PepsiCo, Inc., Class Yes, 2.75% 3/19/30	714,365
Capital Markets (1.3%)
1,600,000	Goldman Sachs Group, Inc. (The), 3.50% 11/16/26, Callable 11/16/25 @ 100 *	1,535,008
Electric Utilities (0.8%)
1,000,000	Entergy Mississippi LLC, Class Yes, 3.25% 12/1/27	925,850
Electrical Equipment (0.8%)
1,250,000	Emerson Electric Co., 2.20% 12/21/31, Callable 9/21/31 @ 100 *	1,037,600
Financial Services (1.5%)
1,100,000	Jackson National Life Global Funding, 2.65% 6/21/24 (a)	1,088,799
770,000	Western Union Co. (The), 6.20% 11/17/36	776,771
		1,865,570
Food Products (1.7%)
1,059,000	Conagra Brands, Inc., Class Yes, 4.60% 11/1/25	1,043,186

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 29, 2024 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Food Products, continued:
$320,000	Mars, Inc., 0.88% 7/16/26, Callable 6/16/26 @ 100 *(a)	$290,116
825,000	Mars, Inc., Class Yes, 3.20% 4/1/30 (a)	747,326
		2,080,628
Health Care Providers & Services (0.4%)
450,000	Montefiore Medical Center, 2.15% 10/20/26, Callable 4/20/26 @ 100 *	428,804
Household Durables (0.9%)
1,120,000	Harman International Industries, Inc., 4.15% 5/15/25, Callable 2/15/25 @ 100 *	1,101,160
Oil, Gas & Consumable Fuels (1.9%)
1,200,000	Marathon Oil Corp., 4.40% 7/15/27, Callable 4/15/27 @ 100 *	1,164,449
1,200,000	Virginia Power Fuel Securitization LLC, Series A2, 4.88% 5/1/31	1,196,942
		2,361,391
Passenger Airlines (0.8%)
946,962	Alaska Airlines Pass-Through Trust, Series 2020-1, Class A, 4.80% 8/15/27 (a)	918,553
Semiconductors & Semiconductor Equipment (1.7%)
2,178,000	Broadcom, Inc., 4.15% 11/15/30, Callable 8/15/30 @ 100 *	2,038,015
Specialized REITs (1.0%)
1,255,000	SBA Tower Trust, 1.88% 1/15/26, Callable 1/15/25 @ 100 *(a)	1,169,628
Total Corporate Bonds (Cost $23,996,166)		21,275,107

Taxable Municipal Bonds (6.2%)
Georgia (1.0%)
1,200,000	State of Georgia, GO, 4.57%, 10/1/30	1,199,135
Kentucky (0.5%)
320,000	Lexington-Fayette Urban County Airport Board Revenue, Series A, 2.84%, 7/1/31	280,872
430,000	Lexington-Fayette Urban County Airport Board Revenue, Series A, 2.84%, 7/1/31	372,461
		653,333
Michigan (0.1%)
190,000	Michigan State Housing Development Authority Revenue, Series B, 2.72%, 10/1/35, Continuously Callable @100	162,072
Missouri (1.0%)
1,250,000	Fort Zumwalt School District, GO, Series D, 5.30%, 3/1/29, ST AID DIR DEP	1,259,294
Oklahoma (2.0%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	462,331
1,650,000	The University of Oklahoma Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,532,686
450,000	The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	372,057
		2,367,074
Pennsylvania (0.9%)
1,110,000	City of Bethlehem PA, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM	1,106,134
Texas (0.7%)
785,000	Texas Transportation Commission State Highway Fund Revenue, Series B, 5.18%, 4/1/30	787,583
Total Taxable Municipal Bonds (Cost $8,084,900)		7,534,625

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities (10.2%)
Federal Farm Credit Banks Funding Corp.
$1,000,000	1.32%, 9/9/30, Callable 3/13/24 @ 100 *	$815,373
1,625,000	2.00%, 9/27/33, Callable 3/13/24 @ 100 *	1,269,057
1,565,000	2.13%, 4/19/34, Callable 3/13/24 @ 100 *	1,233,488
1,408,000	2.15%, 3/7/36, Callable 3/13/24 @ 100 *	1,059,253
1,350,000	2.23%, 3/12/35, Callable 3/13/24 @ 100 *	1,035,672
1,150,000	2.32%, 1/26/32, Callable 3/13/24 @ 100 *	965,871
1,220,000	2.75%, 2/2/37, Callable 3/13/24 @ 100 *	950,738
		7,329,452
Federal Home Loan Banks
1,000,000	1.00%, 2/11/36, Callable 5/11/24 @ 100 *(b)	740,078
1,100,000	1.25%, 10/29/29, Callable 4/29/24 @ 100 *(b)	984,013
3,000,000	1.25%, 3/24/33, Callable 3/24/24 @ 100 *(b)	2,465,292
1,170,000	1.50%, 2/25/36, Callable 5/25/24 @ 100 *(b)	868,508
		5,057,891
Total U.S. Government Agency Securities (Cost $13,665,795)		12,387,343

U.S. Treasury Obligations (24.0%)
U.S. Treasury Bonds
4,532,000	1.75%, 8/15/41	3,016,259
16,869,000	3.13%, 8/15/44	13,675,092
		16,691,351
U.S. Treasury Notes
2,715,000	3.13%, 8/31/29	2,561,433
5,126,000	4.13%, 9/30/27	5,082,349
5,026,000	4.13%, 11/15/32	4,969,457
		12,613,239
Total U.S. Treasury Obligations (Cost $31,057,774)		29,304,590

Investment in Affiliates (4.0%)
4,817,730	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.20%(d)	4,817,730
Total Investment in Affiliates (Cost $4,817,730)		4,817,730
Total Investments (Cost $130,635,592) — 100.0%		121,836,671
Other assets in excess of liabilities — 0.0%^		2,290
Net Assets - 100.0%		$121,838,961

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 29, 2024 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 29, 2024.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 29, 2024.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2024.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

Amounts shown as “—” are either 0 or round to less than 1.

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
REMIC	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

See notes to financial statements.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
February 29, 2024 (Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities† (27.0%)
Prime Fixed Mortgage Backed Securities (5.2%)
$360,909	Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1, 1.60%, 10/25/63, Callable 9/25/27 @ 100*(a)	$218,061
U.S. Government Agency Mortgage Backed Securities (21.8%)
252,936	Fannie Mae, 4.50%, 10/1/52, Pool #MA4784	239,235
—	Fannie Mae, 5.50%, 10/1/53, Pool #MA5165	—
202,547	Freddie Mac, 4.00%, 11/1/52, Pool #SD8265	186,409
194,988	Freddie Mac, 5.00%, 10/1/52, Pool #SD8258	189,102
74,202	Freddie Mac, 5.50%, 4/1/53, Pool #SD8316	73,396
47,454	Freddie Mac, 5.50%, 7/1/53, Pool #SD8342	46,931
206,278	Government National Mortgage Assoc., 3.50%, 10/20/52, Pool #MA8345	186,577
		921,650
Total Mortgage Backed Securities (Cost $1,268,341)		1,139,711

Corporate Bonds (51.7%)
Aerospace & Defense (2.1%)
90,000	Boeing Co. (The), Class Yes, 5.04% 5/1/27	89,166
Banks (12.4%)
150,000	Banco GNB Sudameris SA, 7.50% (H15T5Y + 666 bps) 4/16/31, Callable 4/16/26 @ 100 *(b)	126,091
90,000	Bank of America Corp., 3.42% (TSFR3M + 130 bps) 12/20/28, Callable 12/20/27 @ 100 *	84,118
90,000	Citigroup, Inc., Class Yes, 4.41% (SOFR + 391 bps) 3/31/31	84,956
90,000	JPMorgan Chase & Co., 6.40% 5/15/38	100,335
40,000	JPMorgan Chase & Co., Class Yes, 3.63% 12/1/27	38,082
90,000	Wachovia Corp., 5.50% 8/1/35	88,381
		521,963
Capital Markets (4.2%)
90,000	Goldman Sachs Group, Inc. (The), 6.17% (SOFR + 82 bps) 9/10/27, Callable 9/10/26 @ 100 *	89,898
90,000	Morgan Stanley, Class Yes, 4.43% (TSFR3M + 189 bps) 1/23/30, MTN	86,362
		176,260
Construction & Engineering (4.6%)
200,000	Arcos Dorados BV, 6.13% 5/27/29, Callable 5/27/26 @ 103 *(b)	195,940
Diversified REITs (2.1%)
90,000	Prologis LP, 4.75% 6/15/33, Callable 3/15/33 @ 100 *	87,251
Financial Services (1.2%)
50,000	Ford Motor Credit Co. LLC, 6.80% 11/7/28, Callable 10/7/28 @ 100 *	51,794
Hotels, Restaurants & Leisure (1.0%)
50,000	Grupo Posadas SAB de CV, 7.00% 12/30/27, Callable 3/19/24 @ 100 *	44,000
IT Services (4.5%)
200,000	Sixsigma Networks Mexico SA de CV, 7.50% 5/2/25, Callable 4/8/24 @ 102 *(b)	192,000
Media (1.5%)
70,000	Paramount Global, 4.95% 1/15/31, Callable 10/15/30 @ 100 *	61,316
Metals & Mining (3.9%)
80,000	Cleveland-Cliffs, Inc., 6.75% 4/15/30, Callable 4/15/26 @ 103 *(b)	79,702
50,000	Commercial Metals Co., 3.88% 2/15/31, Callable 2/15/26 @ 102 *	43,653
45,000	Freeport-McMoRan, Inc., Class Yes, 4.25% 3/1/30	41,959
		165,314

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Oil, Gas & Consumable Fuels (8.0%)
$90,000	Kinder Morgan Energy Partners LP, 5.63% 9/1/41	$84,601
90,000	Moss Creek Resources Holdings, Inc., Class Yes, 7.50% 1/15/26 (b)	89,431
50,000	Petrobras Global Finance BV, 6.50% 7/3/33, Callable 4/3/33 @ 100 *	50,280
70,000	Petroleos Mexicanos, 6.50% 3/13/27	65,124
45,000	Range Resources Corp., 8.25% 1/15/29, Callable 3/22/24 @ 104 *	46,947
		336,383
Paper & Forest Products (1.0%)
50,000	Suzano Austria GmbH, 3.75% 1/15/31, Callable 10/15/30 @ 100 *	43,750
Sovereign Bond (1.1%)
50,000	Leviathan Bond, Ltd., 6.75% 6/30/30, Callable 12/30/29 @ 100 *(b)	45,631
Specialized REITs (2.1%)
100,000	Iron Mountain, Inc., Class Yes, 4.50% 2/15/31 (b)	88,443
Technology Hardware, Storage & Peripherals (0.9%)
45,000	Apple, Inc., 3.95% 8/8/52, Callable 2/8/52 @ 100 *	37,410
Wireless Telecommunication Services (1.1%)
50,000	T-Mobile USA, Inc., 3.38% 4/15/29, Callable 4/15/24 @ 102 *	45,933
Total Corporate Bonds (Cost $2,142,101)		2,182,554

U.S. Government Agency Securities (6.3%)
Dominican Republic International Bond
100,000	5.95%, 1/25/27 (b)	99,600
Mongolia Government International Bond
200,000	4.45%, 7/7/31 (b)	167,072
Total U.S. Government Agency Securities (Cost $257,565)		266,672

U.S. Treasury Obligations (13.2%)
U.S. Treasury Bonds
70,000	1.88%, 2/15/51	41,828
110,000	3.00%, 2/15/48	85,400
98,000	3.88%, 5/15/43	89,555
81,000	4.50%, 2/15/36	83,772
35,000	4.75%, 2/15/41	36,285
		336,840
U.S. Treasury Notes
105,000	2.00%, 8/15/25	100,858
95,000	2.88%, 5/15/32	85,812
35,000	4.00%, 7/31/30	34,431
		221,101
Total U.S. Treasury Obligations (Cost $565,053)		557,941

Investment in Affiliates (0.6%)
26,330	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.20%(c)	26,330
Total Investment in Affiliates (Cost $26,330)		26,330

Total Investments (Cost $4,259,390) — 98.8%		4,173,208
Other assets in excess of liabilities — 1.2%		51,363
Net Assets - 100.0%		$4,224,571

See notes to financial statements.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
February 29, 2024 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 29, 2024, illiquid securities were 5.2% of the Fund’s net assets.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2024.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

Amounts shown as “—” are either 0 or round to less than 1.

H15T5Y	5 Year Treasury Constant Maturity Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TSFR3M	CME Term Secured Overnight Financing Rate 3-Month

See notes to financial statements.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
February 29, 2024 (Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (101.1%)
Colorado (4.1%)
$500,000	City of Colorado Springs CO Utilities System Revenue, Series C, 3.20%, 11/1/40, Continuously Callable @100(a)	$500,000
Illinois (2.6%)
315,000	Prospect Heights Rural Fire Protection District, GO, 5.00%, 12/15/24, AGM	318,437
Indiana (3.0%)
365,000	New Albany-Floyd County Consolidated School Corp., GO, 5.00%, 7/15/24, ST INTERCEPT	367,061
Kansas (6.1%)
750,000	Wyandotte County-Kansas City Unified Government, GO, Series 2023-II, 4.25%, 4/1/24, Continuously Callable @100	750,189
Minnesota (6.6%)
400,000	Aurora Independent School District No. 2711, GO, Series A, 5.00%, 9/30/24, SD CRED PROG	401,952
400,000	Mountain Lake Independent School District No. 173, GO, Series A, 5.00%, 9/30/24, SD CRED PROG	401,907
		803,859
Ohio (43.0%)
200,000	American Municipal Power, Inc. Revenue, 4.50%, 6/28/24	200,344
350,000	American Municipal Power, Inc. Revenue, 5.25%, 10/24/24	352,947
300,000	City of Bay Village OH, GO, 4.50%, 5/31/24	300,618
500,000	City of Lyndhurst OH, GO, 4.50%, 3/21/24(b)	500,156
460,000	City of Newark OH, GO, Series B, 4.63%, 9/21/24	461,962
600,000	County of Franklin OH Revenue, Series A, 3.20%, 11/15/41, Continuously Callable @100(a)	600,000
430,000	County of Lake OH, GO, 4.63%, 7/10/24	431,466
375,000	County of Lucas OH, GO, 4.38%, 10/11/24	377,128
400,000	Marion Local School District, GO, 5.13%, 6/3/24	400,734
375,000	North Ridgeville City School District, GO, 4.63%, 9/19/24, Continuously Callable @100	375,939
400,000	Township of Columbia OH, GO, 5.00%, 11/26/24	402,193

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Ohio, continued:
$400,000	Village of Glenwillow OH, GO, Series B, 5.00%, 7/16/24	$401,812
455,000	Village of Oakwood OH/Cuyahoga County, GO, 5.25%, 6/13/24(b)	456,968
		5,262,267
Pennsylvania (4.9%)
600,000	City of Philadelphia PA, GO, Series B, 3.20%, 8/1/31, Continuously Callable @100(a)	600,000
Rhode Island (4.1%)
500,000	Rhode Island Health and Educational Building Corp. Revenue, Series B, 3.25%, 9/1/43, Callable 4/1/24 @ 100*(a)	500,000
Tennessee (3.7%)
450,000	Montgomery County Public Building Authority Revenue, 3.40%, 11/1/27, Callable 4/1/24 @ 100*(a)	450,000
Texas (8.5%)
580,000	City of Austin TX Revenue, Series B, 3.38%, 11/15/29, Continuously Callable @100(a)	580,000
455,000	Fort Bend County Municipal Utility District No. 182, GO, 5.00%, 9/1/24, BAM	457,978
		1,037,978
Washington (4.9%)
600,000	County of King WA, GO, Series B, 3.20%, 1/1/46, Continuously Callable @100(a)	600,000
Wisconsin (9.6%)
400,000	City of Fort Atkinson WI Revenue, Series A, 5.00%, 12/1/24, Continuously Callable @100	400,974
400,000	Madison Area Technical College WI, GO, Series 24B, 6.00%, 3/1/24	400,027
375,000	PMA Levy & Aid Anticipation Notes Program Revenue, Series B, 5.00%, 4/3/24	375,474
		1,176,475
Total Municipal Bonds (Cost $12,360,494)		12,366,266

Investment in Affiliates (1.1%)
134,956	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.20%(c)	134,956
Total Investment in Affiliates (Cost $134,956)		134,956

Total Investments (Cost $12,495,450) — 102.2%		12,501,222
Liabilities in excess of other assets — (2.2)%		(265,691)
Net Assets - 100.0%		$12,235,531

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at February 29, 2024.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2024.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
GO	General Obligation
SD CRED PROG	State School District Credit Enhancement Programs
ST INCERCEPT	State Intercept

See notes to financial statements.

Schedule of Portfolio Investments	World Energy Fund
February 29, 2024 (Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (91.2%)
Aerospace & Defense (4.0%)
34,000	BWX Technologies, Inc.	$3,428,220
Electric Utilities (0.0%^)
46	ALLETE, Inc.	2,605
24	Eversource Energy	1,409
79	Fortis, Inc.	3,048
11	IDACORP, Inc.	969
31	MGE Energy, Inc.	1,959
88	NextEra Energy, Inc.	4,857
66	Otter Tail Corp.	5,970
23	Xcel Energy, Inc.	1,212
		22,029
Energy Equipment & Services (17.2%)
100,000	Expro Group Holdings NV(a)	1,789,000
667	Helmerich & Payne, Inc.	25,606
60,000	Liberty Energy, Inc., Class A	1,282,800
908	Noble Corp. PLC	37,963
72,000	Schlumberger NV	3,479,760
130,000	TechnipFMC PLC	2,819,700
12,458	Tenaris SA ADR	438,522
16,505	Valaris, Ltd.(a)	1,040,640
36,000	Weatherford International PLC(a)	3,693,960
		14,607,951
Gas Utilities (0.0%^)
34	Brookfield Infrastructure Corp., Class A	1,128
20	Chesapeake Utilities Corp.	2,040
81	National Fuel Gas Co.	3,948
		7,116
Independent Power and Renewable Electricity Producers (0.2%)
2,599	Brookfield Renewable Corp., Class A	61,648
1,024	Ormat Technologies, Inc.	66,714
15	Sunnova Energy International, Inc.(a)	109
86	TransAlta Corp.	591
		129,062
Metals & Mining (0.0%^)
130	Arch Resources, Inc.	21,488
Multi-Utilities (0.0%^)
40	CMS Energy Corp.	2,295
61	DTE Energy Co.	6,609
148	National Grid PLC ADR	9,866
38	Sempra	2,683
36	WEC Energy Group, Inc.	2,825
		24,278
Oil, Gas & Consumable Fuels (69.8%)
3,645	BP PLC ADR	127,539
95,229	Cameco Corp.	3,859,631
637	Canadian Natural Resources, Ltd.	44,393
7,507	Cheniere Energy, Inc.	1,165,086
12,000	Chesapeake Energy Corp.	993,360
30,326	Chevron Corp.	4,609,855
12,000	Chord Energy Corp.	1,949,400
30,689	ConocoPhillips	3,453,740
18,500	Diamondback Energy, Inc.	3,376,620
63,600	Enbridge, Inc.	2,189,112
97,000	Eni SpA ADR	2,982,750
330	EOG Resources, Inc.	37,772
58,041	Exxon Mobil Corp.	6,066,445
50,000	HF Sinclair Corp.	2,775,000
12,097	Kinder Morgan, Inc.	210,367
110,000	Mach Natural Resources LP	2,024,000
93,000	Marathon Oil Corp.	2,255,250
22,000	Marathon Petroleum Corp.	3,723,060

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
35,000	Matador Resources Co.	$2,210,250
27,808	ONEOK, Inc.	2,088,937
1,020	Peabody Energy Corp.	25,265
135,000	Permian Resources Corp.	2,100,600
17,470	Phillips 66	2,489,650
30,044	Shell PLC ADR	1,887,665
33,409	TC Energy Corp.	1,321,326
37,385	The Williams Cos., Inc.	1,343,617
5,628	TotalEnergies SE ADR	360,586
14,000	Valero Energy Corp.	1,980,440
50,000	Viper Energy, Inc.	1,807,000
		59,458,716
Water Utilities (0.0%^)
55	American States Water Co.	3,928
34	American Water Works Co., Inc.	4,030
38	California Water Service Group	1,744
49	Middlesex Water Co.	2,494
11	The York Water Co.	389
		12,585
Total Common Stocks (Cost $65,997,231)		77,711,445

Corporate Bonds (5.0%)
Energy Equipment & Services (2.0%)
$715,000	Halliburton Co., 2.92% 3/1/30, Callable 12/1/29 @ 100 *	634,750
400,000	Schlumberger Holdings Corp., 3.90% 5/17/28, Callable 2/17/28 @ 100 *(b)	383,494
700,000	Valaris, Ltd., 8.38% 4/30/30, Callable 4/30/26 @ 104 *(b)	717,764
		1,736,008
Oil, Gas & Consumable Fuels (3.0%)
725,000	Enbridge, Inc., 1.60% 10/4/26, Callable 9/4/26 @ 100 *	662,532
700,000	Matador Resources Co., 5.88% 9/15/26, Callable 3/22/24 @ 101 *	693,094
400,000	Range Resources Corp., 8.25% 1/15/29, Callable 3/22/24 @ 104 *	417,307
247,500	Transocean, Inc., 8.75% 2/15/30, Callable 2/15/26 @ 104 *(b)	254,137
506,000	Transocean, Inc., 11.50% 1/30/27, Callable 3/18/24 @ 106 *(b)	526,240
		2,553,310
Total Corporate Bonds (Cost $4,328,059)		4,289,318

Investment in Affiliates (0.7%)
629,255	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.20% (c)	629,255
Total Investment in Affiliates (Cost $629,255)		629,255

Exchange Traded Fund (1.0%)
30,000	Global X Uranium ETF	823,800
Total Exchange Traded Fund (Cost $835,128)		823,800

Total Investments (Cost $71,789,673) — 97.9%		83,453,818
Other assets in excess of liabilities — 2.1%		1,764,371
Net Assets - 100.0%		$85,218,189

See notes to financial statements.

Schedule of Portfolio Investments	World Energy Fund
February 29, 2024 (Unaudited)	Concluded

The Adviser has determined that 50.2% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2024.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See notes to financial statements.

Schedule of Portfolio Investments	Hedged Income Fund
February 29, 2024 (Unaudited)

Shares	Security Description	Value

Common Stocks+ (104.0%)
Aerospace & Defense (1.7%)
1,700	General Dynamics Corp.	$464,525
Banks (4.2%)
6,300	JPMorgan Chase & Co.	1,172,178
Beverages (4.3%)
7,300	PepsiCo, Inc.	1,206,982
Biotechnology (6.0%)
9,600	AbbVie, Inc.	1,690,080
Broadline Retail (2.8%)
4,400	Amazon.com, Inc.(a)	777,744
Capital Markets (5.7%)
1,100	BlackRock, Inc.	892,474
8,200	Morgan Stanley	705,528
		1,598,002
Chemicals (3.8%)
18,900	Dow, Inc.	1,056,132
Communications Equipment (2.1%)
1,800	Motorola Solutions, Inc.	594,702
Electric Utilities (2.4%)
7,400	Duke Energy Corp.	679,542
Electrical Equipment (4.2%)
11,000	Emerson Electric Co.	1,175,350
Energy Equipment & Services (2.5%)
24,200	Baker Hughes Co.	716,078
Financial Services (1.8%)
1,800	Visa, Inc., Class A	508,752
Health Care Equipment & Supplies (2.6%)
8,700	Medtronic PLC	725,232
Health Care Providers & Services (3.1%)
7,700	Cardinal Health, Inc.	862,246
Hotels, Restaurants & Leisure (3.4%)
3,300	McDonald’s Corp.	964,524
Household Products (3.8%)
6,800	The Procter & Gamble Co.	1,080,792
Industrial REITs (3.4%)
26,000	STAG Industrial, Inc.	965,640
Interactive Media & Services (2.5%)
5,000	Alphabet, Inc., Class C(a)	698,900

Shares	Security Description	Value

Common Stocks+, continued:
IT Services (1.9%)
1,400	Accenture PLC, Class A	$524,692
Oil, Gas & Consumable Fuels (9.6%)
4,300	Diamondback Energy, Inc.	784,836
12,000	ONEOK, Inc.	901,440
7,100	Phillips 66	1,011,821
		2,698,097
Pharmaceuticals (7.3%)
13,700	AstraZeneca PLC ADR	878,992
9,200	Merck & Co., Inc.	1,169,780
		2,048,772
Semiconductors & Semiconductor Equipment (3.7%)
800	Broadcom, Inc.	1,040,392
Software (7.2%)
700	Intuit, Inc.	464,023
3,800	Microsoft Corp.	1,571,832
		2,035,855
Specialty Retail (3.2%)
2,400	The Home Depot, Inc.	913,464
Technology Hardware, Storage & Peripherals (4.3%)
6,700	Apple, Inc.	1,211,025
Textiles, Apparel & Luxury Goods (2.8%)
7,500	NIKE, Inc., Class B	779,475
Trading Companies & Distributors (3.7%)
10,300	MSC Industrial Direct Co., Inc.	1,039,682
Total Common Stocks (Cost $24,903,846)		29,228,855

Purchased Options (0.6%)^
80	PepsiCo, Inc.	5,520
18	S&P 500 Index	144,540
300	SPDR Dow Jones Industrial	300
Total Purchased Options (Cost $447,827)		150,360

Investment in Affiliates (3.4%)
963,320	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.20% (b)	963,320
Total Investment in Affiliates (Cost $963,320)		963,320

Total Investments (Cost $26,314,993) — 108.0%		30,342,535
Liabilities in excess of other assets — (8.0)%		(2,241,003)
Net Assets - 100.0%		$28,101,532

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2024.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

ADR	American Depositary Receipt
^	See Options table below for more details.

See notes to financial statements.

Schedule of Portfolio Investments	Hedged Income Fund
February 29, 2024 (Unaudited)	Concluded

At February 29, 2024, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
PepsiCo, Inc.	Put	155.00 USD	4/19/24	80	$12,400	$5,520
S&P 500 Index	Put	500.00 USD	12/20/24	18	9,000	144,540
SPDR Dow Jones Industrial	Put	315.00 USD	3/15/24	300	94,500	300
Total (Cost $447,827)						$150,360

At February 29, 2024, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Abbvie, Inc.	Call	115.00 USD	3/15/24	48	$5,520	$(282,240)
Abbvie, Inc.	Call	125.00 USD	4/19/24	6	750	(29,580)
Abbvie, Inc.	Call	115.00 USD	5/17/24	42	4,830	(249,060)
Accenture PLC	Call	410.00 USD	4/19/24	7	2,870	(2,380)
Alphabet, Inc.	Call	160.00 USD	3/22/24	20	3,200	(200)
Amazon Com, Inc.	Call	180.00 USD	3/1/24	12	2,160	(156)
Amazon Com, Inc.	Call	190.00 USD	3/15/24	9	1,710	(315)
Apple, Inc.	Call	205.00 USD	3/22/24	15	3,075	(105)
AstraZeneca PLC ADR	Call	70.00 USD	3/29/24	69	4,830	(621)
BlackRock, Inc.	Call	800.00 USD	3/22/24	10	8,000	(20,900)
Broadcom, Inc.	Call	700.00 USD	4/19/24	8	5,600	(477,120)
Cardinal Health, Inc.	Call	80.00 USD	6/21/24	77	6,160	(236,390)
Diamondback Energy, Inc.	Call	170.00 USD	3/15/24	22	3,740	(25,454)
Dow, Inc.	Call	57.00 USD	3/22/24	95	5,415	(5,890)
Dow, Inc.	Call	58.00 USD	3/29/24	89	5,162	(3,649)
Emerson Electric Co.	Call	101.00 USD	3/22/24	55	5,555	(31,900)
Home Depot, Inc.	Call	345.00 USD	4/19/24	10	3,450	(36,150)
Home Depot, Inc.	Call	330.00 USD	5/17/24	12	3,960	(65,040)
Intuit, Inc.	Call	720.00 USD	3/15/24	2	1,440	(274)
JPMorgan Chase Co.	Call	190.00 USD	3/22/24	32	6,080	(4,800)
JPMorgan Chase Co.	Call	200.00 USD	4/19/24	16	3,200	(1,808)
McDonald S Corp.	Call	285.00 USD	4/19/24	11	3,135	(13,211)
McDonald S Corp.	Call	305.00 USD	4/19/24	17	5,185	(3,672)
Merck Co., Inc.	Call	90.00 USD	5/17/24	92	8,280	(338,560)
Microsoft Corp.	Call	445.00 USD	3/15/24	8	3,560	(224)
MSC Industrial Direct Co., Inc.	Call	90.00 USD	3/15/24	103	9,270	(91,670)
Nike, Inc.	Call	115.00 USD	3/15/24	38	4,370	(190)
ONEOK, Inc.	Call	60.00 USD	3/15/24	120	7,200	(166,800)
Phillips 66	Call	105.00 USD	5/17/24	71	7,455	(263,410)
Procter Gamble Co.	Call	165.00 USD	3/22/24	29	4,785	(841)
Procter Gamble Co.	Call	165.00 USD	4/5/24	34	5,610	(1,972)
Stag Industrial, Inc.	Call	40.00 USD	3/15/24	130	5,200	(650)
Visa, Inc.	Call	290.00 USD	3/15/24	9	2,610	(900)
Total (Premiums $(2,066,955))						$(2,356,132)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Balances Reported in the Statements of Assets and Liabilities for Options Written

Value
Options Written	$(2,356,132)

See notes to financial statements.

Notes to the Financial Statements

February 29, 2024 (Unaudited)

1.	Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. As of February 29, 2024, the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, World Energy Fund, and Hedged Income Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust, with the exception of the Hedged Income Fund, which is non-diversified. The Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, World Energy Fund, and Hedged Income Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares, and A Shares. The World Energy Fund is also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional Shares, and Select Shares. In addition, the Government Securities Money Market Fund is authorized to issue an unlimited number of Premier Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical assets

●	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities in accordance with Rule 2a-5 under the 1940 Act. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

The following is a summary categorization, as of February 29, 2024, of each Fund’s investments in the fair value hierarchy:

		LEVEL 2 -	LEVEL 3 -
	LEVEL 1 -	Other Significant	Significant
Fund	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

U.S. Treasury Fund
U.S. Treasury Obligations	$—	$247,776,299	$—	$247,776,299
Repurchase Agreements	—	1,240,000,000	—	1,240,000,000
Investment Companies	160,726,255	—	—	160,726,255
Total Investments	160,726,255	1,487,776,299	—	1,648,502,554

Government Securities Money Market Fund
U.S. Government Agency Securities	—	908,123,154	—	908,123,154
U.S. Treasury Obligations	—	98,735,611	—	98,735,611
Repurchase Agreements	—	1,360,000,000	—	1,360,000,000
Investment Companies	174,209,748	—	—	174,209,748
Total Investments	174,209,748	2,366,858,765	—	2,541,068,513

Notes to the Financial Statements

February 29, 2024 (Unaudited)

		LEVEL 2 -	LEVEL 3 -
	LEVEL 1 -	Other Significant	Significant
Fund	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Limited Duration Fund
Asset Backed Securities	$—	$7,389,104	$—	$7,389,104
Mortgage Backed Securities[1]	—	8,751,743	—	8,751,743
Commercial Mortgage Backed Securities	—	23,803	—	23,803
Corporate Bonds[2]	—	7,105,987	—	7,105,987
Taxable Municipal Bonds[3]	—	186,761	—	186,761
U.S. Government Agency Securities	—	3,880,095	—	3,880,095
U.S. Treasury Obligations	—	3,044,936	—	3,044,936
Investment in Affiliates	983,196	—	—	983,196
Total Investments	983,196	30,382,429	—	31,365,625

Moderate Duration Fund
Asset Backed Securities	—	1,275,920	—	1,275,920
Mortgage Backed Securities[1]	—	2,729,803	—	2,729,803
Commercial Mortgage Backed Securities	—	15,524	—	15,524
Corporate Bonds[2]	—	1,815,367	—	1,815,367
Taxable Municipal Bonds[3]	—	823,331	—	823,331
U.S. Government Agency Securities	—	1,082,458	—	1,082,458
U.S. Treasury Obligations	—	1,333,824	—	1,333,824
Investment in Affiliates	870,576	—	—	870,576
Total Investments	870,576	9,076,227	—	9,946,803

Bond Fund
Asset Backed Securities	—	18,758,995	—	18,758,995
Mortgage Backed Securities[1]	—	26,465,385	—	26,465,385
Commercial Mortgage Backed Securities	—	1,292,896	—	1,292,896
Corporate Bonds[2]	—	21,275,107	—	21,275,107
Taxable Municipal Bonds[3]	—	7,534,625	—	7,534,625
U.S. Government Agency Securities	—	12,387,343	—	12,387,343
U.S. Treasury Obligations	—	29,304,590	—	29,304,590
Investment in Affiliates	4,817,730	—	—	4,817,730
Total Investments	4,817,730	117,018,941	—	121,836,671

Strategic Enhanced Yield Fund
Mortgage Backed Securities[1]	—	1,139,711	—	1,139,711
Corporate Bonds[2]	—	2,182,554	—	2,182,554
U.S. Government Agency Securities	—	266,672	—	266,672
U.S. Treasury Obligations	—	557,941	—	557,941
Investment in Affiliates	26,330	—	—	26,330
Total Investments	26,330	4,146,878	—	4,173,208

Ultra Short Tax-Free Income Fund
Municipal Bonds[3]	—	12,366,266	—	12,366,266
Investment in Affiliates	134,956	—	—	134,956
Total Investments	134,956	12,366,266	—	12,501,222

World Energy Fund
Common Stocks[2]	77,711,445	—	—	77,711,445
Corporate Bonds[2]	—	4,289,318	—	4,289,318
Investment in Affiliates	629,255	—	—	629,255
Exchange Traded Fund	823,800	—	—	823,800
Total Investments	79,164,500	4,289,318	—	83,453,818

Hedged Income Fund
Common Stocks[2]	29,228,855	—	—	29,228,855
Purchased Options	—	150,360	—	150,360
Investment in Affiliates	963,320	—	—	963,320
Written Options	—	(2,356,132)	—	(2,356,132)
Total Investments	30,192,175	(2,205,772)	—	27,986,403

1	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.
2	Please see the Schedule of Portfolio Investments for Industry classification.
3	Please see the Schedule of Portfolio Investments for State classification.

Notes to the Financial Statements

February 29, 2024 (Unaudited)

Securities Valuation:

The Money Market Funds, which operate as government funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, World Energy Fund, and Hedged Income Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on Nasdaq, which will be valued at the Nasdaq Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.

None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

The Funds did not engage in short sales during the period ending February 29, 2024.

Options Contracts:

Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may write (sell) covered call options and purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of its total assets.

Notes to the Financial Statements

February 29, 2024 (Unaudited)

The Hedged Income Fund engaged in purchased and written options activity during the period ending February 29, 2024 detailed below.

Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the period ended February 29, 2024, the monthly average notional amount for written options contracts was $(160) thousand. Realized gains and losses are reported as “Net realized gains/(losses) from written options contracts” on the Statements of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Statement of Assets and Liabilities for Hedged Income Fund, categorized by risk exposure, as of February 29, 2024:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Primary Risk Exposure	and Liabilities Location	Total Fair Value	and Liabilities Location	Total Fair Value
Equity Risk
Options Contracts		$—	Written Options Contracts	$2,356,132
Hedged Income Fund

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk
Options Contracts	Change in unrealized appreciation/(depreciation) on written options contracts	$—	$(755,964)
Hedged Income Fund

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, when the Funds become aware of such dividends declared. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

Real Estate Investment Trusts:

Some of the Variable Net Asset Value Funds may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. Illiquid, restricted securities held as of February 29, 2024 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Strategic Enhanced Yield Fund:
Brean Asset Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63, Callable 9/25/27 @ 100	03/25/21	$330,551	$360,909	$218,061

Notes to the Financial Statements

February 29, 2024 (Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Distributions to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund and Ultra Short Tax-Free Income Fund. Distributions from net investment income are declared and paid quarterly for the World Energy Fund and Hedged Income Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification (e.g., wash sales). To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

3.	Fees and Transactions with Related and Other Parties:

The Adviser, a wholly-owned subsidiary of BOKF, NA (“BOKF”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Advisory Fee (as a percentage of net assets)	Annual Expense Limitations*
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%
Limited Duration Fund	0.15%
Moderate Duration Fund	0.20%	0.49%
Bond Fund	0.20%
Strategic Enhanced Yield Fund	0.50%	0.76%
Ultra Short Tax-Free Income Fund	0.15%	0.35%
World Energy Fund	0.60%	0.90%
Hedged Income Fund	0.80%	1.10%

*	The Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed the percentage of average daily net assets, plus class-specific fees, through December 31, 2024.

The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Administration Fee (as a percentage of net assets)
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%
Limited Duration Fund	0.08%
Moderate Duration Fund	0.08%
Bond Fund	0.08%
Strategic Enhanced Yield Fund	0.08%
Ultra Short Tax-Free Income Fund	0.08%
World Energy Fund	0.08%
Hedged Income Fund	0.08%

Notes to the Financial Statements

February 29, 2024 (Unaudited)

Investment Sub-Advisory Services are provided to the Hedged Income Fund by Lavaca Capital, LLC (“Lavaca”) pursuant to an Investment Sub-Advisory Agreement. Lavaca, subject to the general supervision of the Board, is responsible for providing hedging services to the Hedged Income Fund. Lavaca is paid half of the fees payable to the Adviser for the services provided to the Hedged Income Fund.

Investment Sub-Advisory Services are provided to the Strategic Enhanced Yield Fund by LM Capital Group, LLC (“LM Capital”) pursuant to an Investment Sub-Advisory Agreement. LM Capital is paid 40% of the fee payable to the Adviser for the services provided to the Strategic Enhanced Yield Fund.

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds. For the period ending February 29, 2024, Citi was paid $336,847 by the Administrator. Citi serves the Trust as fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Citi receives additional fees for its services as fund accountant and CCO which are paid by the Funds.

BOKF serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOKF is also entitled to any out-of-pocket expenses incurred.

FIS Investor Services, LLC (“FIS”) serves as transfer agent to the Trust and receives a fee for its services as transfer agent.

Certain officers of the Trust are affiliated with Citi, the Adviser, the distributor (see below) and/or BOKF. These persons are paid no fees directly by the Trust for serving as officers of the Trust.

Cavanal Hill Distributors, Inc. (“CHD”), an affiliate of the Adviser, provides distribution services to the Funds pursuant to a Distribution Agreement between the Trust and CHD. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse CHD a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, and A Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by CHD to pay banks, including BOKF, broker dealers and other institutions. For the period ending February 29, 2024, BOKF received $2,860,010 under the agreement.

The Funds have entered into shareholder servicing agreements with BOKF, a broker-dealer affiliate and various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative, Institutional, Investor, Select, Premier and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ending February 29, 2024, BOKF received net shareholder servicing fees of $2,995,074. For shareholder purchases made through BOKF, BOKF has contractually agreed to waive 0.25%, 0.17% and 0.25% of such fees paid by the Select, Institutional and Premier Shares, respectively, of the Money Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value Funds through December 31, 2024. The affiliate waivers result in reduction of the Shareholder Servicing Fee paid by all affiliated purchasers of a class.

From time to time, the Funds’ service providers may provide fee reductions and waivers in order to assist one or more of the Funds in maintaining more competitive expense ratios. Such reductions may be contractual, as disclosed in the Funds’ statutory prospectus, or voluntary and, as such, may occur on an ad hoc basis. No such reductions are subject to recoupment in subsequent fiscal periods, and voluntary reductions and waivers may be terminated at any time. Amounts reduced or waived under these arrangements are identified on the accompanying Statements of Operations.

Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending February 29, 2024 is noted below:

	Fair Value			Fair Value	Shares as of	Dividend
Fund	8/31/23	Purchases	Sales	2/29/24	2/29/24	Income
Limited Duration Fund	$1,777,121	$5,400,459	$(6,194,384)	$983,196	983,196	$27,799
Moderate Duration Fund	865,097	2,816,931	(2,811,452)	870,576	870,576	20,677
Bond Fund	1,364,029	25,485,405	(22,031,704)	4,817,730	4,817,730	52,794
Strategic Enhanced Yield Fund	124,636	1,807,612	(1,905,918)	26,330	26,330	1,522
Ultra Short Tax-Free Income Fund	1,569	7,984,909	(7,851,522)	134,956	134,956	9,124
World Energy Fund	241,697	15,702,731	(15,315,173)	629,255	629,255	21,485
Hedged Income Fund	464,620	7,434,367	(6,935,667)	963,320	963,320	19,472
	$4,838,769	$66,632,414	$(63,045,820)	$8,425,363	8,425,363	$152,873

Notes to the Financial Statements

February 29, 2024 (Unaudited)

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ending February 29, 2024 were as follows:

Fund	Purchases	Sales
U.S. Treasury Fund	$—	$—
Government Securities Money Market Fund	—	—
Limited Duration Fund	1,799,274	4,159,843
Moderate Duration Fund	1,707,460	4,584,132
Bond Fund	19,528,262	23,049,626
Strategic Enhanced Yield Fund	1,466,827	2,213,402
Ultra Short Tax-Free Income Fund	7,456,423	16,850,000
World Energy Fund	87,957,927	85,890,157
Hedged Income Fund	10,027,067	15,612,188

Purchases and sales of long-term U.S. government securities for the period ending February 29, 2024 were as follows:

Fund	Purchases	Sales
U.S. Treasury Fund	$—	$—
Government Securities Money Market Fund	—	—
Limited Duration Fund	—	2,330,275
Moderate Duration Fund	1,481,480	2,945,492
Bond Fund	14,164,844	18,180,137
Strategic Enhanced Yield Fund	1,198,568	1,361,654
Ultra Short Tax-Free Income Fund	—	—
World Energy Fund	—	—
Hedged Income Fund	—	—

5.	Credit Risk and Other Risk Considerations:

The Ultra Short Tax-Free Income Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Limited Duration Fund, Moderate Duration Fund, Bond Fund and Strategic Enhanced Yield Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by world events relating to political developments, energy conservation, commodity prices, and tax and government regulations. The Fund is also subject to foreign investment risk which is associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. Foreign securities may be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.

Hedged Income Fund invests primarily in dividend paying equity securities, with at least 80% of its net assets in income generating equity securities and equity-related instruments traded on U.S. exchanges. The Fund is subject to market risk in which market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund also invests in call and put options that involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk. The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, a fund will not benefit from any potential increases in the value of a fund asset above the exercise price, but will bear the risk of declines in the value of the asset. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put option, the Fund risks losing the entire premium invested if the value of the reference index or security is above the put strike at maturity. Writing of covered call options are also subject to the risk that the counterparty to the transaction will not fulfill its obligations.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Funds may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority has announced that it will stop compelling banks to submit rates for many LIBOR settings after December 31, 2021, and for certain other commonly-used U.S. dollar LIBOR settings after June 30, 2023. The transition away from LIBOR could result in increased volatility and uncertainty in markets tied to LIBOR. The elimination of LIBOR may adversely affect the market for, or value of, specific securities or payments linked to LIBOR rates, the availability or terms of borrowing or refinancing, or the effectiveness of hedging strategies. To the extent that the Fund’s investments have maturities which extend beyond 2023, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., SOFR) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Notes to the Financial Statements

February 29, 2024 (Unaudited)

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

At August 31, 2023, the cost basis of securities including derivatives for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Limited Duration Fund	$38,017,891	$24,155	$(4,117,315)	$(4,093,160)
Moderate Duration Fund	13,655,794	12,509	(924,589)	(912,080)
Bond Fund	131,712,599	59,877	(10,967,738)	(10,907,861)
Strategic Enhanced Yield Fund	5,110,813	29,695	(202,312)	(172,617)
Ultra Short Tax-Free Income Fund	17,512,145	931	(17,938)	(17,007)
World Energy Fund	70,345,907	16,080,073	(1,877,616)	14,202,457
Hedged Income Fund	31,705,848	4,419,565	(1,473,258)	2,946,307

The tax characteristics of distributions paid to shareholders during fiscal years ending August 31, 2023 and 2022 were as follows:

	Distributions Paid From:
2023	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$43,519,384	$—	$43,519,384	$—	$43,519,384
Government Securities Money Market Fund	93,050,842	—	93,050,842	—	93,050,842
Limited Duration Fund	1,154,466	—	1,154,466	—	1,154,466
Moderate Duration Fund	455,511	—	455,511	—	455,511
Bond Fund.	3,606,324	—	3,606,324	—	3,606,324
Strategic Enhanced Yield Fund	318,413	—	318,413	—	318,413
Ultra Short Tax-Free Income Fund	13,947	—	13,947	290,692	304,639
World Energy Fund	1,934,102	—	1,934,102	—	1,934,102
Hedged Income Fund	887,992	—	887,992	—	887,992

*	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

	Distributions Paid From:
2022	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$964,434	$—	$964,434	$—	$964,434
Government Securities Money Market Fund	4,399,373	399	4,399,772	—	4,399,772
Limited Duration Fund	1,166,487	—	1,166,487	—	1,166,487
Moderate Duration Fund	406,575	—	406,575	—	406,575
Bond Fund	2,595,738	—	2,595,738	—	2,595,738
Strategic Enhanced Yield Fund	468,181	—	468,181	—	468,181
Ultra Short Tax-Free Income Fund	—	—	—	26,555	26,555
World Energy Fund	964,694	—	964,694	—	964,694
Hedged Income Fund	624,482	—	624,482	—	624,482

*	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Notes to the Financial Statements

February 29, 2024 (Unaudited)

As of August 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses*	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/ (Deficit)
U.S. Treasury Fund	$7,073,594	$—	$7,073,594	$(7,072,884)	$(2,140)	$—	$(1,430)
Government Securities Money Market Fund	9,809,407	—	9,809,407	(9,803,468)	(6,707)	—	(768)
Limited Duration Fund	148,000	—	148,000	(93,027)	(6,374,531)	(4,093,160)	(10,412,718)
Moderate Duration Fund	87,422	—	87,422	(34,084)	(6,645,498)	(912,079)	(7,504,239)
Bond Fund	333,712	—	333,712	(338,464)	(10,299,949)	(10,907,861)	(21,212,565)
Strategic Enhanced Yield Fund	21,914	—	21,914	(21,747)	(2,625,134)	(172,617)	(2,797,583)
Ultra Short Tax-Free Income Fund	34,551	—	34,551	(34,204)	(754)	(17,008)	(17,415)
World Energy Fund	314,282	—	314,282	—	(14,518,661)	14,202,457	(1,924)
Hedged Income Fund	119,651	—	119,651	—	(2,985,701)	2,946,307	80,257

*	See below for post-October losses and capital loss carryforwards.
**	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sale, straddles, and the difference between book and tax amortization methods for premium and market discounts.

At August 31, 2023, the following Funds had capital loss carryforwards as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset.

Capital loss carryforwards not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
U.S. Treasury Fund	$(2,140)	$–	$(2,140)
Government Securities Money Market Fund	(6,707)	–	(6,707)
Limited Duration Fund	(843,364)	(5,531,167)	(6,374,531)
Moderate Duration Fund	(1,275,254)	(5,370,244)	(6,645,498)
Bond Fund	(4,634,832)	(5,665,117)	(10,299,949)
Strategic Enhanced Yield Fund	(941,005)	(1,684,129)	(2,625,134)
Ultra Short Tax-Free Income Fund	(332)	(422)	(754)
World Energy Fund	(14,518,661)	–	(14,518,661)
Hedged Income Fund	(2,614,822)	(370,879)	(2,985,701)

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Notes to the Financial Statements

February 29, 2024 (Unaudited)

7.	Recent Regulatory Pronouncements:

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Funds.

8.	Recent Accounting Pronouncements:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit LIBOR quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts is a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2020-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have significant impact on the Funds’ financial statements and various filings.

In June 2022, the FASB issued Accounting Standard Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

9.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required as of February 29, 2024.

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Total from Investment Activities
U.S Treasury Fund
Administrative Shares
Six Months Ended February 29, 2024 (Unaudited)	$1.000	$0.023		$0.023
Year Ended August 31, 2023	1.000	0.037	(d)	0.037
Year Ended August 31, 2022	1.000	0.002		0.002
Year Ended August 31, 2021	1.000	—		—
Year Ended August 31, 2020	1.000	0.010		0.010
Year Ended August 31, 2019	1.000	0.020		0.020
Institutional Shares
Six Months Ended February 29, 2024 (Unaudited)	1.000	0.026		0.026
Year Ended August 31, 2023	1.000	0.041	(d)	0.041
Year Ended August 31, 2022	1.000	0.003		0.003
Year Ended August 31, 2021	1.000	—		—
Year Ended August 31, 2020	1.000	0.010		0.010
Year Ended August 31, 2019	1.000	0.020		0.020
Select Shares
Six Months Ended February 29, 2024 (Unaudited)	1.000	0.026		0.026
Year Ended August 31, 2023	1.000	0.042	(d)	0.042
Year Ended August 31, 2022	1.000	0.004		0.004
Year Ended August 31, 2021	1.000	—		—
Year Ended August 31, 2020	1.000	0.010		0.010
Year Ended August 31, 2019	1.000	0.020		0.020

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Calculated using average shares.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)

$(0.023)	$—	$(0.023)	$1.000	2.37%	$1,412,680	0.66%	4.71%	0.66%
(0.037)	—	(0.037)	1.000	3.72%	1,560,349	0.67%	3.79%	0.67%
(0.002)	—	(0.002)	1.000	0.20%	830,908	0.25%	0.21%	0.67%
—	—	—	1.000	—%	882,438	0.06%	—%	0.68%
(0.010)	—	(0.010)	1.000	0.55%	988,206	0.51%	0.57%	0.67%
(0.020)	—	(0.020)	1.000	1.63%	864,882	0.69%	1.62%	0.69%

(0.026)	—	(0.026)	1.000	2.58%	221,926	0.24%	5.13%	0.41%
(0.041)	—	(0.041)	1.000	4.15%	176,656	0.25%	4.34%	0.42%
(0.003)	—	(0.003)	1.000	0.34%	49,457	0.14%	0.35%	0.42%
—	—	—	1.000	—%	60,980	0.07%	0.01%	0.43%
(0.010)	—	(0.010)	1.000	0.81%	82,420	0.24%	0.82%	0.42%
(0.020)	—	(0.020)	1.000	2.05%	94,055	0.27%	2.04%	0.44%

(0.026)	—	(0.026)	1.000	2.62%	6,180	0.16%	5.21%	0.41%
(0.042)	—	(0.042)	1.000	4.23%	4,137	0.17%	4.08%	0.42%
(0.004)	—	(0.004)	1.000	0.37%	10,335	0.13%	0.61%	0.42%
—	—	—	1.000	0.01%	3,105	0.08%	0.01%	0.43%
(0.010)	—	(0.010)	1.000	0.88%	37,975	0.17%	0.94%	0.42%
(0.020)	—	(0.020)	1.000	2.14%	58,826	0.19%	2.13%	0.44%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Total from Investment Activities
Government Securities Money Market Fund
Administrative Shares
Six Months Ended February 29, 2024 (Unaudited)	$1.000	$0.023		$0.023
Year Ended August 31, 2023	1.000	0.038	(d)	0.038
Year Ended August 31, 2022	1.000	0.003		0.003
Year Ended August 31, 2021	1.000	—		—
Year Ended August 31, 2020	1.000	0.010		0.010
Year Ended August 31, 2019	1.000	0.020		0.020
Institutional Shares
Six Months Ended February 29, 2024 (Unaudited)	1.000	0.025		0.025
Year Ended August 31, 2023	1.000	0.041	(d)	0.041
Year Ended August 31, 2022	1.000	0.004		0.004
Year Ended August 31, 2021	1.000	—		—
Year Ended August 31, 2020	1.000	0.010		0.010
Year Ended August 31, 2019	1.000	0.020		0.020
Select Shares
Six Months Ended February 29, 2024 (Unaudited)	1.000	0.026		0.026
Year Ended August 31, 2023	1.000	0.042	(d)	0.042
Year Ended August 31, 2022	1.000	0.004		0.004
Year Ended August 31, 2021	1.000	—		—
Year Ended August 31, 2020	1.000	0.010		0.010
Year Ended August 31, 2019	1.000	0.020		0.020
Premier Shares
Six Months Ended February 29, 2024 (Unaudited)	1.000	0.023		0.023
Year Ended August 31, 2023	1.000	0.041	(d)	0.041
Year Ended August 31, 2022	1.000	0.004		0.004
Year Ended August 31, 2021	1.000	—		—
Year Ended August 31, 2020	1.000	0.010		0.010
Year Ended August 31, 2019	1.000	0.020		0.020

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Calculated using average shares.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment	Ratio of
Dividends	from Net		Net Asset			Ratio of Net	Income	Gross
from Net	Realized	Total	Value, End		Net Assets End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Total	of Period	Average Net	Average	Average
Income	Investments	Distributions	Period	Return(b)	(000s)	Assets	Net Assets	Net Assets(c)

$(0.023)	$—	$(0.023)	$1.000	2.35%	$578,702	0.70%	4.69%	0.70%
(0.038)	—	(0.038)	1.000	3.87%	602,861	0.58%	3.79%	0.69%
(0.003)	—	(0.003)	1.000	0.28%	666,206	0.22%	0.25%	0.67%
—	—	—	1.000	0.01%	578,785	0.07%	0.01%	0.69%
(0.010)	—	(0.010)	1.000	0.62%	608,177	0.44%	0.58%	0.68%
(0.020)	—	(0.020)	1.000	1.77%	489,932	0.56%	1.77%	0.69%

(0.025)	—	(0.025)	1.000	2.57%	220,900	0.28%	5.11%	0.45%
(0.041)	—	(0.041)	1.000	4.19%	238,179	0.27%	4.25%	0.44%
(0.004)	—	(0.004)	1.000	0.37%	122,080	0.12%	0.28%	0.43%
—	—	—	1.000	0.01%	124,349	0.08%	0.01%	0.44%
(0.010)	—	(0.010)	1.000	0.82%	165,610	0.25%	0.76%	0.43%
(0.020)	—	(0.020)	1.000	2.06%	94,595	0.27%	2.05%	0.44%

(0.026)	—	(0.026)	1.000	2.61%	1,174,474	0.20%	5.19%	0.45%
(0.042)	—	(0.042)	1.000	4.27%	1,224,619	0.19%	4.19%	0.44%
(0.004)	—	(0.004)	1.000	0.41%	1,048,440	0.10%	0.44%	0.43%
—	—	—	1.000	0.01%	865,637	0.07%	0.01%	0.44%
(0.010)	—	(0.010)	1.000	0.89%	947,249	0.18%	0.84%	0.43%
(0.020)	—	(0.020)	1.000	2.14%	988,003	0.19%	2.13%	0.44%

(0.023)	—	(0.023)	1.000	2.35%	565,961	0.70%	4.69%	0.95%
(0.041)	—	(0.041)	1.000	4.14%	488,779	0.33%	4.21%	0.94%
(0.004)	—	(0.004)	1.000	0.38%	334,389	0.12%	0.41%	0.93%
—	—	—	1.000	0.01%	285,447	0.07%	0.01%	0.94%
(0.010)	—	(0.010)	1.000	0.84%	321,321	0.23%	0.75%	0.93%
(0.020)	—	(0.020)	1.000	2.09%	233,659	0.24%	2.08%	0.94%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Limited Duration Fund
Investor Shares
Six Months Ended February 29, 2024 (Unaudited)	$8.87	$0.13		$0.19	$0.32
Year Ended August 31, 2023	9.00	0.24	(e)	(0.12)	0.12
Year Ended August 31, 2022	9.70	0.13		(0.68)	(0.55)
Year Ended August 31, 2021	9.79	0.12		(0.07)	0.05
Year Ended August 31, 2020	9.62	0.17		0.17	0.34
Year Ended August 31, 2019	9.41	0.21		0.21	0.42
Institutional Shares
Six Months Ended February 29, 2024 (Unaudited)	8.86	0.14		0.19	0.33
Year Ended August 31, 2023	8.99	0.26	(e)	(0.12)	0.14
Year Ended August 31, 2022	9.69	0.15		(0.68)	(0.53)
Year Ended August 31, 2021	9.79	0.14		(0.08)	0.06
Year Ended August 31, 2020	9.62	0.19		0.18	0.37
Year Ended August 31, 2019	9.40	0.23		0.23	0.46
A Shares
Six Months Ended February 29, 2024 (Unaudited)	8.87	0.13		0.19	0.32
Year Ended August 31, 2023	9.01	0.23	(e)	(0.13)	0.10
Year Ended August 31, 2022	9.70	0.12		(0.66)	(0.54)
Year Ended August 31, 2021	9.80	0.12		(0.08)	0.04
Year Ended August 31, 2020	9.62	0.17		0.18	0.35
Year Ended August 31, 2019	9.41	0.21		0.21	0.42

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets	Net Assets	Net Assets(c)	Turnover(d)

$(0.13)	$—	$(0.13)	$9.06	3.65%	$1,361	0.99%	2.96%	1.24%	6%
(0.25)	—	(0.25)	8.87	1.33%	1,360	0.95%	2.67%	1.20%	21%
(0.15)	—	(0.15)	9.00	(5.72)%	2,336	0.82%	1.38%	1.08%	49%
(0.14)	—	(0.14)	9.70	0.52%	3,290	0.76%	1.24%	1.01%	74%
(0.17)	—	(0.17)	9.79	3.62%	3,941	0.69%	1.76%	0.94%	89%
(0.21)	—	(0.21)	9.62	4.56%	4,126	0.74%	2.19%	0.98%	34%

(0.14)	—	(0.14)	9.05	3.77%	27,458	0.76%	3.20%	0.99%	6%
(0.27)	—	(0.27)	8.86	1.56%	30,082	0.71%	2.92%	0.95%	21%
(0.17)	—	(0.17)	8.99	(5.51)%	39,818	0.59%	1.58%	0.83%	49%
(0.16)	—	(0.16)	9.69	0.65%	77,455	0.52%	1.47%	0.76%	74%
(0.20)	—	(0.20)	9.79	3.87%	92,362	0.44%	1.98%	0.69%	89%
(0.24)	—	(0.24)	9.62	4.94%	114,269	0.48%	2.45%	0.73%	34%

(0.13)	—	(0.13)	9.06	3.60%	2,708	1.09%	2.86%	1.09%	6%
(0.24)	—	(0.24)	8.87	1.13%	2,638	1.03%	2.61%	1.05%	21%
(0.15)	—	(0.15)	9.01	(5.63)%	2,643	0.84%	1.37%	0.93%	49%
(0.14)	—	(0.14)	9.70	0.42%	2,804	0.76%	1.22%	0.86%	74%
(0.17)	—	(0.17)	9.80	3.73%	952	0.68%	1.72%	0.79%	89%
(0.21)	—	(0.21)	9.62	4.57%	585	0.72%	2.20%	0.83%	34%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Moderate Duration Fund
Investor Shares
Six Months Ended February 29, 2024 (Unaudited)	$9.49	$0.16	$0.10	$0.26
Year Ended August 31, 2023	9.69	0.27	(0.22)	0.05
Year Ended August 31, 2022	10.77	0.15	(1.07)	(0.92)
Year Ended August 31, 2021	10.81	0.16	(0.03)	0.13
Year Ended August 31, 2020	10.64	0.19	0.17	0.36
Year Ended August 31, 2019	10.31	0.24	0.32	0.56
Institutional Shares
Six Months Ended February 29, 2024 (Unaudited)	9.49	0.17	0.11	0.28
Year Ended August 31, 2023	9.70	0.29	(0.22)	0.07
Year Ended August 31, 2022	10.77	0.18	(1.07)	(0.89)
Year Ended August 31, 2021	10.82	0.19	(0.04)	0.15
Year Ended August 31, 2020	10.65	0.22	0.16	0.38
Year Ended August 31, 2019	10.31	0.26	0.34	0.60
A Shares
Six Months Ended February 29, 2024 (Unaudited)	9.50	0.16	0.10	0.26
Year Ended August 31, 2023	9.70	0.27	(0.22)	0.05
Year Ended August 31, 2022	10.77	0.15	(1.06)	(0.91)
Year Ended August 31, 2021	10.82	0.16	(0.04)	0.12
Year Ended August 31, 2020	10.65	0.19	0.17	0.36
Year Ended August 31, 2019	10.31	0.24	0.33	0.57

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	The net expense ratio shown for the period reflects the expense limitation agreement which became effective on December 26, 2018.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net		Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets		Net Assets	Net Assets(c)	Turnover(d)

$(0.15)	$—	$(0.15)	$9.60	2.72%	$2,872	0.74%		3.11%	1.99%	17%
(0.25)	—	(0.25)	9.49	0.59%	2,849	0.74%		2.68%	1.70%	61%
(0.16)	—	(0.16)	9.69	(8.63)%	2,888	0.74%		1.46%	1.53%	29%
(0.17)	—	(0.17)	10.77	1.21%	3,828	0.74%		1.49%	1.29%	64%
(0.19)	—	(0.19)	10.81	3.40%	3,835	0.74%		1.79%	1.29%	83%
(0.23)	—	(0.23)	10.64	5.54%	4,271	0.83	%(e)	2.26%	1.26%	25%

(0.16)	—	(0.16)	9.61	2.96%	6,962	0.49%		3.36%	1.74%	17%
(0.28)	—	(0.28)	9.49	0.74%	9,831	0.49%		2.91%	1.45%	61%
(0.18)	—	(0.18)	9.70	(8.31)%	16,715	0.49%		1.71%	1.29%	29%
(0.20)	—	(0.20)	10.77	1.37%	21,351	0.49%		1.73%	1.04%	64%
(0.21)	—	(0.21)	10.82	3.66%	26,765	0.49%		2.02%	1.04%	83%
(0.26)	—	(0.26)	10.65	5.90%	23,463	0.58	%(e)	2.51%	1.01%	25%

(0.15)	—	(0.15)	9.61	2.72%	175	0.74%		3.11%	1.84%	17%
(0.25)	—	(0.25)	9.50	0.59%	170	0.74%		2.68%	1.55%	61%
(0.16)	—	(0.16)	9.70	(8.54)%	183	0.74%		1.44%	1.38%	29%
(0.17)	—	(0.17)	10.77	1.11%	382	0.74%		1.49%	1.15%	64%
(0.19)	—	(0.19)	10.82	3.40%	314	0.74%		1.79%	1.14%	83%
(0.23)	—	(0.23)	10.65	5.63%	381	0.85	%(e)	2.24%	1.11%	25%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
			Net
			Realized and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from
	Beginning of	Income	(Losses)	Investment
	Period	(Loss)	on Investments	Activities
Bond Fund
Investor Shares
Six Months Ended February 29, 2024 (Unaudited)	$8.28	$0.13	$0.07	$0.20
Year Ended August 31, 2023	8.64	0.23	(0.35)	(0.12)
Year Ended August 31, 2022	9.98	0.18	(1.33)	(1.15)
Year Ended August 31, 2021	10.12	0.17	(0.13)	0.04
Year Ended August 31, 2020	9.82	0.19	0.30	0.49
Year Ended August 31, 2019	9.22	0.21	0.60	0.81
Institutional Shares
Six Months Ended February 29, 2024 (Unaudited)	8.26	0.14	0.07	0.21
Year Ended August 31, 2023	8.62	0.25	(0.35)	(0.10)
Year Ended August 31, 2022	9.95	0.20	(1.32)	(1.12)
Year Ended August 31, 2021	10.10	0.19	(0.14)	0.05
Year Ended August 31, 2020	9.80	0.21	0.31	0.52
Year Ended August 31, 2019	9.20	0.23	0.61	0.84
A Shares
Six Months Ended February 29, 2024 (Unaudited)	8.28	0.13	0.07	0.20
Year Ended August 31, 2023	8.64	0.23	(0.35)	(0.12)
Year Ended August 31, 2022	9.98	0.18	(1.33)	(1.15)
Year Ended August 31, 2021	10.12	0.17	(0.13)	0.04
Year Ended August 31, 2020	9.82	0.19	0.30	0.49
Year Ended August 31, 2019	9.21	0.21	0.62	0.83

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets	Net Assets	Net Assets(c)	Turnover(d)

$(0.13)	$—	$(0.13)	$8.35	2.47%	$947	0.71%	3.22%	0.96%	17%
(0.24)	—	(0.24)	8.28	(1.42)%	1,009	0.72%	2.76%	0.97%	59%
(0.19)	—	(0.19)	8.64	(11.63)%	1,129	0.74%	1.93%	0.99%	38%
(0.18)	—	(0.18)	9.98	0.36%	1,435	0.72%	1.70%	0.97%	47%
(0.19)	—	(0.19)	10.12	5.07%	2,383	0.73%	1.86%	0.98%	65%
(0.21)	—	(0.21)	9.82	8.96%	1,862	0.77%	2.24%	0.99%	33%

(0.14)	—	(0.14)	8.33	2.60%	120,836	0.46%	3.47%	0.71%	17%
(0.26)	—	(0.26)	8.26	(1.19)%	120,355	0.47%	3.02%	0.72%	59%
(0.21)	—	(0.21)	8.62	(11.35)%	129,062	0.49%	2.19%	0.74%	38%
(0.20)	—	(0.20)	9.95	0.51%	108,453	0.47%	1.95%	0.72%	47%
(0.22)	—	(0.22)	10.10	5.34%	94,112	0.48%	2.14%	0.73%	65%
(0.24)	—	(0.24)	9.80	9.28%	101,925	0.49%	2.51%	0.74%	33%

(0.13)	—	(0.13)	8.35	2.47%	56	0.71%	3.23%	0.81%	17%
(0.24)	—	(0.24)	8.28	(1.42)%	55	0.72%	2.77%	0.82%	59%
(0.19)	—	(0.19)	8.64	(11.63)%	57	0.74%	1.93%	0.84%	38%
(0.18)	—	(0.18)	9.98	0.36%	67	0.72%	1.70%	0.82%	47%
(0.19)	—	(0.19)	10.12	5.07%	60	0.73%	1.91%	0.83%	65%
(0.22)	—	(0.22)	9.82	9.11%	136	0.74%	2.27%	0.84%	33%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
			Net
			Realized and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from
	Beginning of	Income	(Losses)	Investment
	Period	(Loss)	on Investments	Activities
Strategic Enhanced Yield Fund
Investor Shares
Six Months Ended February 29, 2024 (Unaudited)	$8.58	$0.21	$0.10	$0.31
Year Ended August 31, 2023	9.19	0.36	(0.61)	(0.25)
Year Ended August 31, 2022	10.49	0.25	(1.28)	(1.03)
Year Ended August 31, 2021	10.82	0.18	(0.16)	0.02
Year Ended August 31, 2020	10.70	0.19	0.28	0.47
Year Ended August 31, 2019	10.10	0.29	0.60	0.89
Institutional Shares
Six Months Ended February 29, 2024 (Unaudited)	8.47	0.22	0.09	0.31
Year Ended August 31, 2023	9.06	0.38	(0.59)	(0.21)
Year Ended August 31, 2022	10.35	0.27	(1.27)	(1.00)
Year Ended August 31, 2021	10.67	0.21	(0.15)	0.06
Year Ended August 31, 2020	10.56	0.21	0.27	0.48
Year Ended August 31, 2019	9.97	0.31	0.59	0.90
A Shares
Six Months Ended February 29, 2024 (Unaudited)	8.47	0.21	0.09	0.30
Year Ended August 31, 2023	9.07	0.36	(0.60)	(0.24)
Year Ended August 31, 2022	10.35	0.24	(1.25)	(1.01)
Year Ended August 31, 2021	10.67	0.18	(0.15)	0.03
Year Ended August 31, 2020	10.56	0.20	0.25	0.45
Year Ended August 31, 2019	9.96	0.28	0.60	0.88

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Calculated using average shares.
(c)	Not annualized for periods less than one year.
(d)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(c)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(d)	Portfolio Turnover(e)

$(0.21)	$—	$(0.21)	$8.68	3.71%	$73	1.01%	5.01%	3.51%	32%
(0.36)	—	(0.36)	8.58	(2.69)%	346	1.01%	4.11%	2.99%	159%
(0.27)	—	(0.27)	9.19	(9.93)%	528	1.01%	2.51%	2.07%	18%
(0.17)	(0.18)	(0.35)	10.49	0.22%	1,132	1.01%	1.67%	1.66%	129%
(0.20)	(0.15)	(0.35)	10.82	4.47%	2,178	1.01%	1.82%	2.05%	96%
(0.29)	—	(0.29)	10.70	8.96%	1,546	1.01%	2.79%	3.16%	59%

(0.22)	—	(0.22)	8.56	3.74%	4,030	0.76%	5.27%	3.27%	32%
(0.38)	—	(0.38)	8.47	(2.31)%	4,514	0.76%	4.34%	2.74%	159%
(0.29)	—	(0.29)	9.06	(9.78)%	9,377	0.76%	2.77%	1.82%	18%
(0.20)	(0.18)	(0.38)	10.35	0.55%	19,579	0.76%	2.01%	1.42%	129%
(0.22)	(0.15)	(0.37)	10.67	4.66%	17,335	0.76%	2.00%	1.77%	96%
(0.31)	—	(0.31)	10.56	9.21%	6,370	0.76%	3.02%	3.23%	59%

(0.21)	—	(0.21)	8.56	3.61%	121	1.01%	5.02%	3.37%	32%
(0.36)	—	(0.36)	8.47	(2.66)%	131	1.01%	4.13%	2.84%	159%
(0.27)	—	(0.27)	9.07	(9.91)%	159	1.01%	2.43%	1.83%	18%
(0.17)	(0.18)	(0.35)	10.35	0.30%	917	1.01%	1.75%	1.52%	129%
(0.19)	(0.15)	(0.34)	10.67	4.41%	393	1.01%	1.94%	1.97%	96%
(0.28)	—	(0.28)	10.56	9.05%	468	1.01%	2.82%	4.02%	59%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Ultra Short Tax-Free Income Fund
Investor Shares
Six Months Ended February 29, 2024 (Unaudited)	$9.97	$0.15		$0.02	$0.17
Year Ended August 31, 2023	9.87	0.11	(e)	0.12	0.23
Year Ended August 31, 2022	9.97	(0.01	)(e)	(0.09)	(0.10)
Year Ended August 31, 2021	10.00	(0.03	)(e)	—	(0.03)
Year Ended August 31, 2020	10.00	0.06		—	0.06
Year Ended August 31, 2019	9.98	0.11		0.02	0.13
Institutional Shares
Six Months Ended February 29, 2024 (Unaudited)	10.02	0.16		0.02	0.18
Year Ended August 31, 2023	9.92	0.15	(e)	0.11	0.26
Year Ended August 31, 2022	10.01	0.01	(e)	(0.08)	(0.07)
Year Ended August 31, 2021	10.01	—	(e)	—	—
Year Ended August 31, 2020	10.01	0.09		—	0.09
Year Ended August 31, 2019	10.00	0.14		0.01	0.15
A Shares
Six Months Ended February 29, 2024 (Unaudited)	9.99	0.15		0.02	0.17
Year Ended August 31, 2023	9.89	0.12	(e)	0.11	0.23
Year Ended August 31, 2022	9.98	—	(e)	(0.09)	(0.09)
Year Ended August 31, 2021	10.01	(0.03	)(e)	—	(0.03)
Year Ended August 31, 2020	10.01	0.06		—	0.06
Year Ended August 31, 2019	10.01	0.03		0.01	0.04

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)	The net expense ratio shown for the period reflects the expense limitation agreement in effect as of December 26, 2018 and the higher limit in effect prior to that date.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$(0.15)	$—	$(0.15)	$9.99	1.71%	$2	0.59%		2.84%	1.51%	64%
(0.13)	—	(0.13)	9.97	2.37%	9	0.60%		1.15%	1.35%	96%
—	—	—	9.87	(0.95)%	103	0.60%		(0.10)%	1.28%	96%
—	—	—	9.97	(0.30)%	105	0.60%		(0.28)%	1.07%	130%
(0.06)	—	(0.06)	10.00	0.64%	539	0.60%		0.53%	1.16%	129%
(0.11)	—	(0.11)	10.00	1.35%	175	0.66	%(f)	1.12%	1.59%	135%

(0.16)	—	(0.16)	10.04	1.82%	12,217	0.35%		3.20%	1.31%	64%
(0.16)	—	(0.16)	10.02	2.63%	16,354	0.35%		1.51%	1.10%	96%
(0.02)	—	(0.02)	9.92	(0.74)%	26,566	0.35%		0.14%	1.03%	96%
—	—	—	10.01	0.01%	32,512	0.35%		(0.04)%	0.82%	130%
(0.09)	—	(0.09)	10.01	0.89%	38,955	0.35%		0.81%	0.92%	129%
(0.14)	—	(0.14)	10.01	1.50%	20,529	0.41	%(f)	1.38%	1.34%	135%

(0.15)	—	(0.15)	10.01	1.69%	17	0.60%		2.97%	1.42%	64%
(0.13)	—	(0.13)	9.99	2.37%	17	0.60%		1.17%	1.20%	96%
—	—	—	9.89	(0.85)%	44	0.60%		(0.04)%	1.16%	96%
—	—	—	9.98	(0.30)%	17	0.60%		(0.28)%	0.92%	130%
(0.06)	—	(0.06)	10.01	0.64%	17	0.60%		0.65%	1.04%	129%
(0.04)	—	(0.04)	10.01	0.36%	21	0.66	%(f)	1.07%	1.44%	135%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
World Energy Fund
Investor Shares
Six Months Ended February 29, 2024 (Unaudited)	$13.55	$0.12		$(0.51)	$(0.39)
Year Ended August 31, 2023	12.52	0.28	(e)	1.02	1.30
Year Ended August 31, 2022	8.89	0.20	(e)	3.62	3.82
Year Ended August 31, 2021	6.16	0.13		2.71	2.84
Year Ended August 31, 2020	6.71	0.10		(0.51)	(0.41)
Year Ended August 31, 2019	9.49	0.15		(2.82)	(2.67)
Institutional Shares
Six Months Ended February 29, 2024 (Unaudited)	13.56	0.14		(0.52)	(0.38)
Year Ended August 31, 2023	12.53	0.31	(e)	1.03	1.34
Year Ended August 31, 2022	8.89	0.23	(e)	3.63	3.86
Year Ended August 31, 2021	6.16	0.14		2.72	2.86
Year Ended August 31, 2020	6.72	0.13		(0.53)	(0.40)
Year Ended August 31, 2019	9.51	0.17		(2.83)	(2.66)
A Shares
Six Months Ended February 29, 2024 (Unaudited)	13.52	0.12		(0.51)	(0.39)
Year Ended August 31, 2023	12.49	0.28	(e)	1.03	1.31
Year Ended August 31, 2022	8.86	0.20	(e)	3.62	3.82
Year Ended August 31, 2021	6.15	0.13		2.70	2.83
Year Ended August 31, 2020	6.70	0.11		(0.52)	(0.41)
Year Ended August 31, 2019	9.49	0.15		(2.83)	(2.68)
C Shares
Six Months Ended February 29, 2024 (Unaudited)	13.39	0.08		(0.53)	(0.45)
Year Ended August 31, 2023	12.37	0.19	(e)	1.01	1.20
Year Ended August 31, 2022	8.78	0.13	(e)	3.57	3.70
Year Ended August 31, 2021	6.10	0.08		2.67	2.75
Year Ended August 31, 2020	6.64	0.05		(0.51)	(0.46)
Year Ended August 31, 2019	9.39	0.09		(2.79)	(2.70)

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)	The net expense ratio shown for the period reflects the expense limitation agreement which became effective on December 26, 2018.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net		Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets		Net Assets	Net Assets(c)	Turnover(d)

$(0.07)	$—	$(0.07)	$13.09	(2.92)%	$16,406	1.15%		1.78%	1.45%	101%
(0.27)	—	(0.27)	13.55	10.72%	19,478	1.15%		2.31%	1.46%	166%
(0.19)	—	(0.19)	12.52	43.38%	25,003	1.15%		1.99%	1.57%	192%
(0.11)	—	(0.11)	8.89	46.49%	6,895	1.15%		1.69%	1.96%	174%
(0.14)	—	(0.14)	6.16	(6.19)%	2,984	1.15%		1.68%	2.18%	191%
(0.11)	—	(0.11)	6.71	(28.27)%	3,079	1.25	%(f)	1.56%	1.68%	145%

(0.08)	—	(0.08)	13.10	(2.80)%	59,123	0.90%		2.10%	1.20%	101%
(0.31)	—	(0.31)	13.56	11.02%	56,537	0.90%		2.49%	1.21%	166%
(0.22)	—	(0.22)	12.53	43.81%	37,866	0.90%		2.16%	1.34%	192%
(0.13)	—	(0.13)	8.89	46.78%	15,641	0.90%		1.88%	1.69%	174%
(0.16)	—	(0.16)	6.16	(5.91)%	6,254	0.90%		1.82%	1.89%	191%
(0.13)	—	(0.13)	6.72	(28.12)%	11,163	0.97	%(f)	1.88%	1.43%	145%

(0.07)	—	(0.07)	13.06	(2.92)%	2,490	1.15%		1.81%	1.30%	101%
(0.28)	—	(0.28)	13.52	10.77%	2,826	1.15%		2.23%	1.31%	166%
(0.19)	—	(0.19)	12.49	43.54%	3,170	1.15%		1.88%	1.47%	192%
(0.12)	—	(0.12)	8.86	46.33%	2,216	1.15%		1.54%	1.83%	174%
(0.14)	—	(0.14)	6.15	(6.13)%	1,867	1.15%		1.66%	2.02%	191%
(0.11)	—	(0.11)	6.70	(28.35)%	2,485	1.21	%(f)	1.67%	1.53%	145%

(0.02)	—	(0.02)	12.92	(3.34)%	7,200	1.90%		1.19%	2.20%	101%
(0.18)	—	(0.18)	13.39	9.93%	6,110	1.90%		1.55%	2.21%	166%
(0.11)	—	(0.11)	12.37	42.42%	4,713	1.90%		1.13%	2.35%	192%
(0.07)	—	(0.07)	8.78	45.25%	3,101	1.90%		0.94%	2.74%	174%
(0.08)	—	(0.08)	6.10	(6.89)%	2,458	1.90%		0.87%	2.91%	191%
(0.05)	—	(0.05)	6.64	(28.82)%	3,688	1.95	%(f)	0.97%	2.43%	145%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
				Net
				Realized and
	Net Asset	Net		Unrealized
	Value,	Investment		Gains	Total from
	Beginning of	Income		(Losses)	Investment
	Period	(Loss)(b)		on Investments	Activities
Hedged Income Fund
Investor Shares
Six Months Ended February 29, 2024 (Unaudited)	$10.35	$0.10		$0.22	$0.32
Year Ended August 31, 2023	9.93	0.23	(b)	0.42	0.65
Year Ended August 31, 2022	10.81	0.19	(b)	(0.88)	(0.69)
December 28, 2020(f) through August 31, 2021	10.00	0.14		0.74	0.88
Institutional Shares
Six Months Ended February 29, 2024 (Unaudited)	10.35	0.12		0.22	0.34
Year Ended August 31, 2023	9.93	0.25	(b)	0.42	0.67
Year Ended August 31, 2022	10.82	0.23	(b)	(0.91)	(0.68)
December 28, 2020(f) through August 31, 2021	10.00	0.15		0.75	0.90
A Shares
Six Months Ended February 29, 2024 (Unaudited)	10.35	0.10		0.21	0.31
Year Ended August 31, 2023	9.91	0.23	(b)	0.43	0.66
Year Ended August 31, 2022	10.80	0.20	(b)	(0.90)	(0.70)
December 28, 2020(f) through August 31, 2021	10.00	0.14		0.74	0.88

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Calculated using average shares.
(c)	Not annualized for periods less than one year.
(d)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(c)	(000s)	Assets	Net Assets	Net Assets(d)	Turnover(e)

$(0.10)	$—	$(0.10)	$10.57	3.16%	$109	1.35%	1.95%	1.81%	33%
(0.23)	—	(0.23)	10.35	6.61%	164	1.35%	2.24%	1.79%	30%
(0.19)	—	(0.19)	9.93	(6.47)%	309	1.35%	1.86%	1.98%	18%
(0.07)	—	(0.07)	10.81	8.79%	1,438	1.35%	1.90%	2.26%	23%

(0.12)	—	(0.12)	10.57	3.29%	27,219	1.10%	2.26%	1.56%	33%
(0.25)	—	(0.25)	10.35	6.92%	31,802	1.10%	2.47%	1.54%	30%
(0.21)	—	(0.21)	9.93	(6.31)%	33,178	1.10%	2.21%	1.69%	18%
(0.08)	—	(0.08)	10.82	9.04%	23,042	1.10%	2.14%	2.01%	23%

(0.10)	—	(0.10)	10.56	3.07%	773	1.35%	2.01%	1.66%	33%
(0.22)	—	(0.22)	10.35	6.71%	916	1.35%	2.24%	1.64%	30%
(0.19)	—	(0.19)	9.91	(6.51)%	1,785	1.35%	1.94%	1.75%	18%
(0.08)	—	(0.08)	10.80	8.77%	1,709	1.35%	1.88%	2.11%	23%

Additional Fund Information (Unaudited)
February 29, 2024

U.S. Treasury Fund:
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	15.1%
Repurchase Agreements	75.6%
Investment Companies	9.8%
Other assets in excess of liabilities	(0.5)%
Total	100.0%

Government Securities Money Market Fund:
Percentage of
Security Allocation	Net Assets
U.S. Government Agency Securities	35.7%
U.S. Treasury Obligations	3.9%
Repurchase Agreements	53.5%
Investment Companies	6.9%
Total	100.0%

Limited Duration Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	23.4%
Mortgage Backed Securities	27.8%
Commercial Mortgage Backed Securities	0.1%
Corporate Bonds	22.5%
Taxable Municipal Bonds	0.6%
U.S. Government Agency Securities	12.3%
U.S. Treasury Obligations	9.7%
Investment in Affiliates	3.1%
Other assets in excess of liabilities	0.5%
Total	100.0%

Moderate Duration Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	12.8%
Mortgage Backed Securities	27.3%
Commercial Mortgage Backed Securities	0.2%
Corporate Bonds	18.1%
Taxable Municipal Bonds	8.2%
U.S. Government Agency Securities	10.8%
U.S. Treasury Obligations	13.3%
Investment in Affiliates	8.7%
Other assets in excess of liabilities	0.6%
Total	100.0%

Bond Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	15.4%
Mortgage Backed Securities	21.7%
Commercial Mortgage Backed Securities	1.0%
Corporate Bonds	17.5%
Taxable Municipal Bonds	6.2%
U.S. Government Agency Securities	10.2%
U.S. Treasury Obligations	24.0%
Investment in Affiliates	4.0%
Total	100.0%

Strategic Enhanced Yield Fund:
Percentage of
Security Allocation	Net Assets
Mortgage Backed Securities	27.0%
Corporate Bonds	51.7%
U.S. Government Agency Securities	6.3%
U.S. Treasury Obligations	13.2%
Investment in Affiliates	0.6%
Other assets in excess of liabilities	1.2%
Total	100.0%

Ultra Short Tax-Free Income Fund:
Percentage of
Security Allocation	Net Assets
Municipal Bonds	101.1%
Investment in Affiliates	1.1%
Other assets in excess of liabilities	(2.2)%
Total	100.0%

World Energy Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	91.2%
Corporate Bonds	5.0%
Investment in Affiliates	0.7%
Exchange Traded Fund	1.0%
Other assets in excess of liabilities	2.1%
Total	100.0%

Hedged Income Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	104.0%
Purchased Options	0.6%
Investment in Affiliates	3.4%
Other assets in excess of liabilities	(8.0)%
Total	100.0%

Additional Fund Information (Unaudited)	Continued
February 29, 2024

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 through February 29, 2024.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period 9/1/23 - 2/29/24	Expense Ratio During Period* 9/1/23 - 2/29/24
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,023.70	$3.32	0.66%
Institutional Shares	1,000.00	1,025.80	1.21	0.24%
Select Shares	1,000.00	1,026.20	0.81	0.16%
Government Securities Money Market Fund
Administrative Shares	1,000.00	1,023.50	3.52	0.70%
Institutional Shares	1,000.00	1,025.70	1.41	0.28%
Select Shares	1,000.00	1,026.10	1.01	0.20%
Premier Shares	1,000.00	1,023.50	3.52	0.70%
Limited Duration Fund
Investor Shares	1,000.00	1,036.50	5.01	0.99%
Institutional Shares	1,000.00	1,037.70	3.85	0.76%
A Shares	1,000.00	1,036.00	5.52	1.09%
Moderate Duration Fund
Investor Shares	1,000.00	1,027.20	3.73	0.74%
Institutional Shares	1,000.00	1,029.60	2.47	0.49%
A Shares	1,000.00	1,027.20	3.73	0.74%
Bond Fund
Investor Shares	1,000.00	1,024.70	3.57	0.71%
Institutional Shares	1,000.00	1,026.00	2.32	0.46%
A Shares	1,000.00	1,024.70	3.57	0.71%
Strategic Enhanced Yield Fund
Investor Shares	1,000.00	1,037.10	5.12	1.01%
Institutional Shares	1,000.00	1,037.40	3.85	0.76%
A Shares	1,000.00	1,036.10	5.11	1.01%
Ultra Short Tax-Free Income Fund
Investor Shares	1,000.00	1,017.10	2.96	0.59%
Institutional Shares	1,000.00	1,018.20	1.76	0.35%
A Shares	1,000.00	1,016.90	3.01	0.60%
World Energy Fund
Investor Shares	1,000.00	970.80	5.64	1.15%
Institutional Shares	1,000.00	972.00	4.41	0.90%
A Shares	1,000.00	970.80	5.64	1.15%
C Shares	1,000.00	966.60	9.29	1.90%
Hedged Income Fund
Investor Shares	1,000.00	1,031.60	6.82	1.35%
Institutional Shares	1,000.00	1,032.90	5.56	1.10%
A Shares	1,000.00	1,030.70	6.82	1.35%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Additional Fund Information (Unaudited)	Concluded
February 29, 2024

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expense may not be used to estimate actual ending account balance or expense you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Expenses Paid During Period 9/1/23 - 2/29/24	Expense Ratio During Period* 9/1/23 - 2/29/24
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,021.58	$3.32	0.66%
Institutional Shares	1,000.00	1,023.67	1.21	0.24%
Select Shares	1,000.00	1,024.07	0.81	0.16%
Government Securities Money Market Fund
Administrative Shares	1,000.00	1,021.38	3.52	0.70%
Institutional Shares	1,000.00	1,023.47	1.41	0.28%
Select Shares	1,000.00	1,023.87	1.01	0.20%
Premier Shares	1,000.00	1,021.38	3.52	0.70%
Limited Duration Fund
Investor Shares	1,000.00	1,019.94	4.97	0.99%
Institutional Shares	1,000.00	1,021.08	3.82	0.76%
A Shares	1,000.00	1,019.44	5.47	1.09%
Moderate Duration Fund
Investor Shares	1,000.00	1,021.18	3.72	0.74%
Institutional Shares	1,000.00	1,022.43	2.46	0.49%
A Shares	1,000.00	1,021.18	3.72	0.74%
Bond Fund
Investor Shares	1,000.00	1,021.33	3.57	0.71%
Institutional Shares	1,000.00	1,022.58	2.31	0.46%
A Shares	1,000.00	1,021.33	3.57	0.71%
Strategic Enhanced Yield Fund
Investor Shares	1,000.00	1,019.84	5.07	1.01%
Institutional Shares	1,000.00	1,021.08	3.82	0.76%
A Shares	1,000.00	1,019.84	5.07	1.01%
Ultra Short Tax-Free Income Fund
Investor Shares	1,000.00	1,021.93	2.97	0.59%
Institutional Shares	1,000.00	1,023.12	1.76	0.35%
A Shares	1,000.00	1,021.88	3.02	0.60%
World Energy Fund
Investor Shares	1,000.00	1,019.14	5.77	1.15%
Institutional Shares	1,000.00	1,020.39	4.52	0.90%
A Shares	1,000.00	1,019.14	5.77	1.15%
C Shares	1,000.00	1,015.42	9.52	1.90%
Hedged Income Fund
Investor Shares	1,000.00	1,018.15	6.77	1.35%
Institutional Shares	1,000.00	1,019.39	5.52	1.10%
A Shares	1,000.00	1,018.15	6.77	1.35%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Semi-Ann-02/24

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to stockholders under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nomination Committee will consider and evaluate nominee candidates properly submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable - Only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ Bill King
Bill King, President (Principal Executive Officer)

Date       April 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bill King
Bill King, President (Principal Executive Officer)

Date       April 24, 2024

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer (Principal Financial Officer)

Date       April 19, 2024